UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3174
                                   ---------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (513) 878-4066
                                                           --------------

Date of fiscal year end:  6/30/08
                          -------

Date of reporting period: 6/30/08
                          -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                                                                   JUNE 30, 2008



Annual Report

TOUCHSTONE TAX-FREE TRUST

Touchstone Florida Tax-Free Money Market Fund

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund


[LOGO]TOUCHSTONE(R)
      INVESTMENTS

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


                                                                        Page
--------------------------------------------------------------------------------
Letter from the President                                                  3
--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Unaudited)                  4-5
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)              6
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                     7-8
--------------------------------------------------------------------------------
Statements of Operations                                                   9
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                    10-11
--------------------------------------------------------------------------------
Financial Highlights                                                   12-15
--------------------------------------------------------------------------------
Notes to Financial Statements                                          16-22
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
     Florida Tax-Free Money Market Fund                                23-24
--------------------------------------------------------------------------------
     Ohio Tax-Free Bond Fund                                           25-26
--------------------------------------------------------------------------------
     Ohio Tax-Free Money Market Fund                                   27-30
--------------------------------------------------------------------------------
     Tax-Free Money Market Fund                                        31-33
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                        34
--------------------------------------------------------------------------------
Portfolio Composition (Unaudited)                                         35
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                   36
--------------------------------------------------------------------------------
Other Items (Unaudited)                                                37-38
--------------------------------------------------------------------------------
Management of the Trust (Unaudited)                                    39-42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Letter from the President
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2008.

During the past twelve months, investors were confronted with a weakening housing market, subprime-mortgage problems, higher oil prices, the weakening dollar, and slower economic growth. These difficulties continued to impact the economy, credit markets and financial institutions.

In reviewing the challenges faced in the municipal market and the downgrade of several bond insurers, adjustments were made to the investment parameters of the Ohio Insured Tax-Free Fund. The requirement that the Fund have 80% of its assets invested in insured bonds was removed during the first quarter of 2008. Under the new parameters, the Fund can now buy Ohio municipal bonds with investment grade (Baa/BBB or higher) ratings, with at least 80% invested in bonds rated "A" or better. As a result, the Fund's name was changed to the Touchstone Ohio Tax-Free Bond Fund.

Touchstone's tax-free money market funds continue to be appealing to those investors seeking current tax-free income combined with liquidity and stability. The Funds seek the highest level of interest income exempt from Federal (and in some cases state) income tax, consistent with protection of capital by primarily investing in high-quality, short-term municipal obligations.

Fort Washington Investment Advisors, the sub-advisor of the Funds within the Touchstone Tax-Free Trust, has extensive experience through interest rate cycles and market events. Fort Washington's rigorous credit standards and consistent focus on risk management have enabled us to deliver on each Fund's respective objective.

We continue to believe that diversification is key to balancing risk and return. As always, we recommend that you work with your financial professional to utilize a sound asset allocation strategy that invests in a combination of stock, bond and money market mutual funds to help keep your financial strategy on course. We also suggest maintaining a long-term approach to gain the full potential benefits of investing.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,


/s/Jill T. McGruder

Jill T. McGruder
President
Touchstone Tax-Free Trust

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Unaudited)
--------------------------------------------------------------------------------

MARKET REVIEW

U.S. economic growth moderated substantially over the one-year period ending June 30, 2008. The downturn in the housing market had a negative effect on many sectors, resulting in significant losses among financial institutions and decreased consumer demand. Additionally, the sharp increase in the price of oil and other commodities further crimped the budgets of many consumers.

In response to the weakening economy and problems in the credit markets, the Federal Reserve aggressively lowered interest rates, reducing the fed funds rate to 2.00% from 5.25% over the fiscal year period. Turmoil in the credit markets caused bonds to trade in a volatile fashion during the fiscal year. As is typical during an easing cycle, however, the yield curve steepened with 10-year Treasury yields declining about 1.00% to 3.98% on June 30, 2008. The Fed has recently expressed concerns about inflationary pressures building in the economy, signaling that it may soon move to raise interest rates. We would not expect this increase until early 2009 but the markets have begun to discount higher rates in the marketplace.

The municipal market faced a challenging year. The sector overall, like other credit sectors, underperformed relative to Treasuries for the fiscal year period. Problems in the subprime mortgage market had a negative effect on several municipal bond insurers with exposure to this sector. The losses suffered in the subprime sector weakened several bond insurers, resulting in the loss of several of those with AAA ratings. This, in turn, caused a sell off in the municipal market as investors indiscriminately sold their insured municipal bonds without regard for the underlying credit quality of the particular municipal issuer. Municipal bonds underperformed dramatically during this period and high quality bonds were trading at yields in excess of comparable maturity to Treasury issues across the yield curve. The market showed some improvement once investors began to look past the bond insurance and focused on the underlying credit quality of the municipal issuers.

Looking ahead, the municipal market will continue to face challenges but we believe there are attractive opportunities in the sector. From a relative value standpoint, the underperformance of the market has left municipals at attractive levels compared to other bond market sectors. Also, in light of the problems faced by the monoline bond insurers, the use of bond insurance has declined significantly thus far in 2008. Credit spreads have widened providing investors the opportunity to buy municipals, which are generally sound credits, at higher yields without bond insurance. In addition, there is a good chance that credit spreads will narrow as investors become more accustomed to buying bonds without insurance.

TOUCHSTONE OHIO TAX-FREE BOND FUND

The total return of the Touchstone Ohio Tax-Free Bond Fund was 2.85% for the year ended June 30, 2008. The total return of the Lehman Brothers Municipal Bond Index was 3.23% for the same period. Although the Fund slightly underperformed its Index during the volatile market experienced over the past year, our emphasis on buying bonds with good underlying credit quality along with the Fund's higher average coupon and shorter duration, helped it to weather the sharp downturns in the market.

Under the Fund's new investment parameters, it can buy Ohio municipal bonds with investment grade (Baa/BBB or higher) ratings, with at least 80% invested in bonds rated "A" or better. The Fund has continued to maintain a high credit profile. As of June 30, 2008, the weighted average rating of the portfolio was Aa/AA by Moody's and Standard & Poor's, respectively. Our primary strategy in managing the Fund remains unchanged; we will continue to buy high quality, Ohio municipal bonds that we believe offer the best combination of tax-free yield and total return. This typically leads us to higher coupon issues in the 20-year maturity range; a strategy which historically has served the Fund well.

Looking ahead, we expect that the volatile conditions in the market will persist and we anticipate that the Fed will begin to raise interest rates at the beginning of 2009 in order to combat inflationary pressures in the economy. This is likely to result in a steepening of the yield curve with interest rates rising most on bonds with longer maturities. In this scenario, we will selectively look for opportunities in the market to invest in bonds that provide good relative value opportunities.

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance (Continued)
--------------------------------------------------------------------------------

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE OHIO TAX-FREE BOND FUND - CLASS A* AND THE
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX

                                  [LINECHART]

                            Ohio Insured Tax-            Lehman Brothers
                           Free Fund - Class A         Municipal Bond Index
   Jun-98                         9525                         10000
                                  9818                         10307
                                  9839                         10369
                                  9884                         10461
   Jun-99                         9697                         10276
                                  9610                         10235
                                  9534                         10156
                                  9845                         10452
   Jun-00                         9952                         10610
                                 10144                         10867
                                 10640                         11342
                                 10807                         11594
   Jun-01                        10835                         11669
                                 11058                         11997
                                 10968                         11924
                                 11033                         12036
   Jun-02                        11393                         12477
                                 12006                         13069
                                 11962                         13069
                                 12069                         13226
   Jun-03                        12353                         13567
                                 12322                         13578
                                 12518                         13764
                                 12715                         14002
   Jun-04                        12357                         13670
                                 12849                         14202
                                 12998                         14380
                                 12909                         14375
   Jun-05                        13305                         14797
                                 13246                         14777
                                 13323                         14885
                                 13303                         14923
   Jun-06                        13271                         14927
                                 13752                         15436
                                 13866                         15607
                                 13962                         15734
   Jun-07                        13827                         15628
                                 14085                         15913
                                 14283                         16131
                                 14122                         16032
   Jun-08                        14224                         16134

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
                             OHIO TAX-FREE BOND FUND
                          AVERAGE ANNUAL TOTAL RETURNS

                            1 Year            5 Years          10 Years
Class A                     (2.06%)            1.86%            3.58%
Class C                      2.00%             2.02%            3.33%
--------------------------------------------------------------------------------

* The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2008
--------------------------------------------------------------------------------

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                (% OF NET ASSETS)
A-1 / P-1 / AAA                                                            92.8
FW1*                                                                        7.2
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            65.4
Fixed Rate Revenue & General
   Obligation Bonds                                                        39.1
Other Assets/Liabilities (net)                                             (4.5)
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                (% OF NET ASSETS)
A-1 / P-1 / AAA                                                            81.1
FW1*                                                                       18.9
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            71.4
Fixed Rate Revenue & General
   Obligation Bonds                                                        26.0
Adjustable Rate Put Bonds                                                   0.7
Other Assets/Liabilities (net)                                              1.9
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                (% OF NET ASSETS)
AAA / Aaa                                                                  29.8
AA / Aa                                                                    51.0
A/A                                                                        16.4
BBB/Baa                                                                     2.8
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Fixed Rate Revenue &
   General Obligation Bonds                                                96.3
Floating & Variable Rate
   Demand Notes                                                             6.0
Other Assets/Liabilities (net)                                             (2.3)
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
CREDIT QUALITY                                                (% OF NET ASSETS)
A-1 / P-1 / AAA                                                            84.1
FW1*                                                                       15.9
                                                                         ------
Total                                                                     100.0
                                                                         ------

PORTFOLIO ALLOCATION                                          (% OF NET ASSETS)
Floating & Variable Rate
   Demand Notes                                                            67.5
Fixed Rate Revenue & General
   Obligation Bonds                                                        30.5
Adjustable Rate Put Bonds                                                   2.9
Other Assets/Liabilities (net)                                             (0.9)
                                                                         ------
Total                                                                     100.0
                                                                         ------
--------------------------------------------------------------------------------

* Equivalent to Standart & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 2008
--------------------------------------------------------------------------------

                                                FLORIDA            OHIO            OHIO           TAX-FREE
                                               TAX-FREE          TAX-FREE        TAX-FREE          MONEY
                                              MONEY MARKET         BOND         MONEY MARKET       MARKET
                                                 FUND              FUND            FUND             FUND
--------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost                          $  19,773,308    $  56,963,438    $ 388,485,431    $  52,543,150
-------------------------------------------------------------------------------------------------------------
  At market value                            $  19,773,308    $  57,912,481    $ 388,485,431    $  52,543,150
Cash                                                35,595           95,384           61,859           36,953
Interest receivable                                140,215          348,325        2,265,310          424,805
Receivable for capital shares sold                      --          162,641               --               --
Receivable for investment securities sold               --               --       12,780,000               --
Other assets                                         1,574            3,134            3,950            6,026
-------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                    19,950,692       58,521,965      403,596,550       53,010,934
-------------------------------------------------------------------------------------------------------------

LIABILITIES
Dividends payable                                   18,792           58,691          348,981              392
Payable for capital shares redeemed                     --           38,258               --               --
Payable for securities purchased                   983,395        1,550,205        7,006,820          801,952
Payable to Advisor                                   8,225           23,328          141,889           20,831
Payable to other affiliates                            332            7,559           23,618           13,468
Payable to Trustees                                  6,299            6,301            6,312            6,289
Other accrued expenses and liabilities              17,108           33,331           79,521           37,901
-------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                1,034,151        1,717,673        7,607,141          880,833
-------------------------------------------------------------------------------------------------------------

NET ASSETS                                   $  18,916,541    $  56,804,292    $ 395,989,409    $  52,130,101
=============================================================================================================

NET ASSETS CONSIST OF:
Paid-in capital                              $  18,922,365    $  56,127,391    $ 395,872,766    $  52,130,534
Undistributed net investment income                     --               --               --              239
Accumulated net realized gains (losses)
  from security transactions                        (5,824)        (272,142)         116,643             (672)
Net unrealized appreciation on investments              --          949,043               --               --
-------------------------------------------------------------------------------------------------------------

NET ASSETS                                   $  18,916,541    $  56,804,292    $ 395,989,409    $  52,130,101
=============================================================================================================

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares       $          --    $          --    $ 133,736,524    $          --
=============================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                         --               --      133,685,353               --
=============================================================================================================
Net asset value, offering price and
  redemption price per share                 $          --    $          --    $        1.00    $          --
=============================================================================================================

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional
  shares                                     $          --    $          --    $ 262,252,885    $          --
=============================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                         --               --      262,174,425               --
=============================================================================================================
Net asset value, offering price and
  redemption price per share                 $          --    $          --    $        1.00    $          --
=============================================================================================================

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares      $  18,916,541    $  51,440,591    $          --    $  21,109,434
=============================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                 18,922,353        4,623,613               --       21,119,808
=============================================================================================================
Net asset value and redemption price per
  share                                      $        1.00    $       11.13    $          --    $        1.00
=============================================================================================================
Maximum offering price per share             $          --    $       11.69    $          --    $          --
=============================================================================================================

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Continued)
June 30, 2008
--------------------------------------------------------------------------------

                                                 FLORIDA          OHIO             OHIO           TAX-FREE
                                                 TAX-FREE       TAX-FREE         TAX-FREE          MONEY
                                               MONEY MARKET       BOND          MONEY MARKET       MARKET
                                                   FUND           FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares      $          --    $   5,363,701    $          --    $          --
=============================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                         --          481,642               --               --
=============================================================================================================
Net asset value, offering price and
  redemption price per share*                $          --    $       11.14    $          --    $          --
=============================================================================================================

PRICING OF CLASS S SHARES
Net assets applicable to Class S shares      $          --    $          --    $          --    $  31,020,667
=============================================================================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value)                                         --               --               --       31,020,881
=============================================================================================================
Net asset value, offering price and
  redemption price per share                 $          --    $          --    $          --    $        1.00
=============================================================================================================

*     Redemption price per share varies by length of time shares are held.

      See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations
FOR THE YEAR ENDED JUNE 30, 2008
--------------------------------------------------------------------------------

                                                  FLORIDA         OHIO             OHIO           TAX-FREE
                                                 TAX-FREE       TAX-FREE         TAX-FREE           MONEY
                                               MONEY MARKET       BOND         MONEY MARKET         MARKET
                                                   FUND           FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income                              $     803,371    $   2,779,757    $  10,554,908    $   2,162,680
-------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                           128,998          298,019        1,507,509          324,631
Administration fees                                 51,626          119,209          684,219          130,092
Distribution expenses, Retail class                     --               --          294,248               --
Distribution expenses, Class A                      64,485          136,270               --           49,591
Distribution expenses, Class C                          --           50,958               --               --
Distribution expenses, Class S                          --               --               --          270,538
Transfer Agent fees, Retail class                       --               --           30,978               --
Transfer Agent fees, Institutional class                --               --              266               --
Transfer Agent fees, Class A                         1,271           29,424               --           12,870
Transfer Agent fees, Class C                            --            4,217               --               --
Transfer Agent fees, Class S                            --               --               --           63,255
Professional fees                                   20,726           22,581           35,464           24,217
Custodian fees                                       1,627              806           51,414            7,774
Trustees' fees and expenses                         12,692           12,332           11,926           13,525
Pricing expenses                                     6,550            9,996           25,852            7,278
Postage and supplies                                 1,395           21,718           16,529            6,802
Registration fees, Retail class                         --               --           14,349               --
Registration fees, Class A                           1,333            4,984               --            8,633
Registration fees, Class C                              --            3,192               --               --
Registration fees, Class S                              --               --               --            3,243
Reports to shareholders                              4,269            9,302            9,912            9,174
Compliance fees and expenses                           826            1,074            2,211            1,138
Other expenses                                         790            1,262           11,324            1,422
-------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                     296,588          725,344        2,696,201          934,183
Other operating expenses reimbursed by
  the Advisor                                      (51,809)        (121,659)          (7,986)        (110,223)
Fees waived by the Administrator                   (51,626)        (119,209)        (684,219)        (130,092)
-------------------------------------------------------------------------------------------------------------
NET EXPENSES                                       193,153          484,476        2,003,996          693,868
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                              610,218        2,295,281        8,550,912        1,468,812
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
Net realized gains (losses) from security
  transactions                                        (246)        (272,142)         130,470             (672)
Net change in unrealized appreciation/
  depreciation on investments                           --         (379,461)              --               --
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS                             (246)        (651,603)         130,470             (672)
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                 $     609,972    $   1,643,678    $   8,681,382    $   1,468,140
=============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         FLORIDA                           OHIO
                                                        TAX-FREE                         TAX-FREE
                                                      MONEY MARKET                         BOND
                                                          FUND                             FUND
-------------------------------------------------------------------------------------------------------------
                                                  YEAR            YEAR             YEAR            YEAR
                                                  ENDED           ENDED            ENDED           ENDED
                                                 JUNE 30,        JUNE 30,         JUNE 30,        JUNE 30,
                                                  2008             2007            2008             2007
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                        $     610,218    $     725,407    $   2,295,281    $   2,578,203
Net realized gains (losses) from security
  transactions                                        (246)             150         (272,142)         903,514
Net change in unrealized appreciation/
  depreciation on investments                           --               --         (379,461)        (519,947)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                       609,972          725,557        1,643,678        2,961,770
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A               (610,218)        (725,407)      (2,133,730)      (2,390,149)
From net investment income, Class C                     --               --         (161,551)        (188,160)
From net realized gains, Class A                        --               --         (567,571)        (605,797)
From net realized gains, Class C                        --               --          (50,588)         (57,110)
-------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS                                 (610,218)        (725,407)      (2,913,440)      (3,241,216)
-------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold                       44,245,136       38,655,640        1,456,249        1,507,559
Reinvested distributions                            30,515           88,299        1,818,136        1,997,247
Payments for shares redeemed                   (51,119,979)      40,406,783       (6,837,768)      11,330,197
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                            (6,844,328)      (1,662,844)      (3,563,383)      (7,825,391)
-------------------------------------------------------------------------------------------------------------

CLASS C
Proceeds from shares sold                               --               --          887,465          139,590
Reinvested distributions                                --               --          164,399          180,989
Payments for shares redeemed                            --               --         (746,794)      (1,876,997)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS C SHARE TRANSACTIONS                       --               --          305,070       (1,556,418)
-------------------------------------------------------------------------------------------------------------

TOTAL DECREASE IN NET ASSETS                    (6,844,574)      (1,662,694)      (4,528,075)      (9,661,255)

NET ASSETS
Beginning of year                               25,761,115       27,423,809       61,332,367       70,993,622
-------------------------------------------------------------------------------------------------------------
End of year                                  $  18,916,541    $  25,761,115    $  56,804,292    $  61,332,367
=============================================================================================================

ACCUMULATED NET INVESTMENT INCOME            $          --    $          --    $          --    $          --
=============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (Continued)
--------------------------------------------------------------------------------


                                                          OHIO
                                                        TAX-FREE                        TAX-FREE
                                                      MONEY MARKET                    MONEY MARKET
                                                          FUND                            FUND
-------------------------------------------------------------------------------------------------------------
                                                  YEAR           YEAR             YEAR             YEAR
                                                 ENDED           ENDED            ENDED            ENDED
                                                JUNE 30,        JUNE 30,         JUNE 30,         JUNE 30,
                                                 2008             2007             2008            2007
-------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income                        $   8,550,912    $   8,270,378    $   1,468,812    $   1,425,307
Net realized gains (losses) from security
  transactions                                     130,470              788             (672)             239
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       8,681,382        8,271,166        1,468,140        1,425,546
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Retail              (2,759,518)      (2,884,708)              --               --
From net investment income, Institutional       (5,791,394)      (5,385,670)              --               --
From net investment income, Class A                     --               --         (465,507)        (479,524)
From net investment income, Class S                     --               --       (1,003,305)        (945,783)
From net realized gains, Retail                     (4,892)          (6,368)              --               --
From net realized gains, Institutional              (9,723)         (11,170)              --               --
-------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS
  TO SHAREHOLDERS                               (8,565,527)      (8,287,916)      (1,468,812)      (1,425,307)
-------------------------------------------------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
RETAIL
Proceeds from shares sold                      251,754,217      154,993,833               --               --
Reinvested distributions                         2,749,113        2,872,822               --               --
Payments for shares redeemed                  (225,955,439)    (144,795,154)              --               --
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM RETAIL
  SHARE TRANSACTIONS                            28,547,891       13,071,501               --               --
-------------------------------------------------------------------------------------------------------------

INSTITUTIONAL
Proceeds from shares sold                      453,352,308      371,911,836               --               --
Reinvested distributions                           260,223          129,858               --               --
Payments for shares redeemed                  (361,142,637)    (385,429,495)              --               --
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM INSTITUTIONAL SHARE TRANSACTIONS         92,469,894      (13,387,801)              --               --
-------------------------------------------------------------------------------------------------------------

CLASS A
Proceeds from shares sold                               --               --       14,328,428       14,546,505
Reinvested distributions                                --               --          456,924          469,892
Payments for shares redeemed                            --               --      (10,266,105)     (14,704,961)
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A
  SHARE TRANSACTIONS                                    --               --        4,519,247          311,436
-------------------------------------------------------------------------------------------------------------

CLASS S
Proceeds from shares sold                               --               --      149,100,506      226,477,167
Reinvested distributions                                --               --          997,151          946,943
Payments for shares redeemed                            --               --     (202,001,440)    (177,156,980)
-------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CLASS S SHARE TRANSACTIONS                       --               --      (51,903,783)      50,267,130
-------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS        121,133,640         (333,050)     (47,385,208)      50,578,805

NET ASSETS
Beginning of year                              274,855,769      275,188,819       99,515,309       48,936,504
-------------------------------------------------------------------------------------------------------------
End of year                                  $ 395,989,409    $ 274,855,769    $  52,130,101    $  99,515,309
=============================================================================================================

ACCUMULATED NET INVESTMENT INCOME            $          --    $          --    $         239    $          --
=============================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FLORIDA TAX-FREE MONEY MARKET FUND
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                             --------------------------------------------------------------
                                                   2008         2007         2006       2005         2004
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of year             $  1.000     $  1.000     $  1.000   $  1.000     $  1.000
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            0.023        0.029        0.023      0.011        0.004
   Net realized gains (losses) on
      investments                                  (0.000)(A)    0.000(A)        --     (0.000)(A)   (0.000)(A)
-----------------------------------------------------------------------------------------------------------
Total from investment operations                    0.023        0.029        0.023      0.011        0.004
-----------------------------------------------------------------------------------------------------------
Less distributions:
    Dividends from net investment income           (0.023)      (0.029)      (0.023)    (0.011)      (0.004)
    Distributions from net realized gains              --           --           --         --       (0.000)(A)
-----------------------------------------------------------------------------------------------------------
Total distributions                                (0.023)      (0.029)      (0.023)    (0.011)      (0.004)
-----------------------------------------------------------------------------------------------------------
Net asset value at end of year                   $  1.000     $  1.000     $  1.000   $  1.000     $  1.000
============================================================================================================
Total return                                         2.29%        2.92%        2.28%      1.09%        0.36%
============================================================================================================
Net assets at end of year (000's)                $ 18,917     $ 25,761     $ 27,424   $ 28,144     $ 29,385
============================================================================================================
Ratio of net expenses to average net assets          0.75%        0.75%        0.75%      0.75%        0.75%
Ratio of net investment income to average net
  assets                                             2.37%        2.88%        2.23%      1.08%        0.35%

(A)   Amount rounds to less than $0.001.

OHIO TAX-FREE BOND FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-----------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                             --------------------------------------------------------------
                                                   2008         2007         2006       2005         2004
-----------------------------------------------------------------------------------------------------------
Net asset value at beginning of year             $  11.37     $  11.45     $  12.10   $  11.68     $  12.36
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              0.44         0.45         0.46       0.45         0.48
  Net realized and unrealized gains (losses)
    on investments                                  (0.12)        0.03        (0.49)      0.43        (0.50)
===========================================================================================================
Total from investment operations                     0.32         0.48        (0.03)      0.88        (0.02)
===========================================================================================================
Less distributions:
  Dividends from net investment income              (0.44)       (0.45)       (0.46)     (0.45)       (0.48)
  Distributions from net realized gains             (0.12)       (0.11)       (0.16)     (0.01)       (0.21)
-----------------------------------------------------------------------------------------------------------
Total distributions                                 (0.56)       (0.56)       (0.62)     (0.46)       (0.69)
-----------------------------------------------------------------------------------------------------------
Capital contributions                                  --           --           --         --         0.03
-----------------------------------------------------------------------------------------------------------
Net asset value at end of year                   $  11.13     $  11.37     $  11.45   $  12.10     $  11.68
===========================================================================================================
Total return (A)                                     2.85%        4.19%       (0.25%)     7.66%        0.04%(B)
===========================================================================================================
Net assets at end of year (000's)                $ 51,440     $ 56,163     $ 64,266   $ 74,604     $ 77,837
===========================================================================================================
Ratio of net expenses to average net assets          0.75%        0.75%        0.75%      0.75%        0.75%
Ratio of net investment income to average net
  assets                                             3.92%        3.87%        3.87%      3.74%        3.94%
Portfolio turnover rate                                17%          28%          24%        30%          36%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B) Total return would have been (0.21%) without the capital contribution made by the Advisor. See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE BOND FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                ------------------------------------------------------------------
                                                   2008          2007           2006          2005          2004
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year            $   11.39     $   11.46     $   12.11     $   11.69     $   12.41
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              0.36          0.36          0.37          0.36          0.39
  Net realized and unrealized gains (losses)
     on investments                                 (0.13)         0.04         (0.49)         0.43         (0.51)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.23          0.40         (0.12)         0.79         (0.12)
------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income              (0.36)        (0.36)        (0.37)        (0.36)        (0.39)
  Distributions from net realized gains             (0.12)        (0.11)        (0.16)        (0.01)        (0.21)
------------------------------------------------------------------------------------------------------------------
Total distributions                                 (0.48)        (0.47)        (0.53)        (0.37)        (0.60)
------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                  $   11.14     $   11.39     $   11.46     $   12.11     $   11.69
==================================================================================================================
Total return (A)                                     2.00%         3.50%        (1.00%)        6.86%        (1.03%)
==================================================================================================================
Net assets at end of year (000's)               $   5,364     $   5,169     $   6,728     $   9,400     $   9,862
==================================================================================================================
Ratio of net expenses to average net assets          1.50%         1.50%         1.50%         1.50%         1.50%
Ratio of net investment income to average net
  assets                                             3.17%         3.12%         3.12%         2.99%         3.19%
Portfolio turnover rate                                17%           28%           24%           30%           36%


(A)   Total returns shown exclude the effect of applicable sales loads.

OHIO TAX-FREE MONEY MARKET FUND - RETAIL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                ------------------------------------------------------------------
                                                   2008          2007           2006          2005          2004
------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year            $  1.000       $  1.000       $  1.000     $  1.000       $  1.000
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.024          0.029          0.023        0.011          0.004
   Net realized gains on investments               0.000(A)       0.000(A)          --           --          0.000(A)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.024          0.029          0.023        0.011          0.004
------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income            (0.024)        (0.029)        (0.023)      (0.011)        (0.004)
  Distributions from net realized gains            0.000(A)      (0.000)(A)         --       (0.000)(A)     (0.000)(A)
------------------------------------------------------------------------------------------------------------------
Total distributions                               (0.024)        (0.029)        (0.023)      (0.011)        (0.004)
------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                  $  1.000       $  1.000       $  1.000     $  1.000       $  1.000
==================================================================================================================
Total return                                        2.43%          2.96%          2.31%        1.13%          0.35%
==================================================================================================================
Net assets at end of year (000's)               $133,736       $105,148       $ 92,082     $ 99,127       $165,145
==================================================================================================================
Ratio of net expenses to average net assets         0.75%          0.75%          0.75%        0.75%          0.75%
Ratio of net investment income to average net
  assets                                            2.35%          2.92%          2.26%        1.05%          0.35%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                ------------------------------------------------------------------
                                                   2008          2007         2006       2005         2004
------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year            $   1.000     $  1.000     $  1.000   $  1.000     $  1.000
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.027        0.032        0.025      0.014        0.006
  Net realized gains on investments                 0.000(A)     0.000(A)        --         --        0.000(A)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.027        0.032        0.025      0.014        0.006
------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income             (0.027)      (0.032)      (0.025)    (0.014)      (0.006)
  Distributions from net realized gains             0.000(A)    (0.000)(A)       --      0.000(A)     0.000(A)
------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.027)      (0.032)      (0.025)    (0.014)      (0.006)
------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                  $   1.000     $  1.000     $  1.000   $  1.000     $  1.000
==================================================================================================================
Total return                                         2.68%        3.21%        2.57%      1.39%        0.60%
==================================================================================================================
Net assets at end of year (000's)               $ 262,253     $169,708     $183,107   $192,346     $174,739
==================================================================================================================
Ratio of net expenses to average net assets          0.50%        0.50%        0.50%      0.50%        0.50%
Ratio of net investment income to average net
  assets                                             2.58%        3.17%        2.50%      1.41%        0.59%

(A)   Amount rounds to less than $0.001.

TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                ------------------------------------------------------------------
                                                   2008          2007         2006       2005         2004
------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of year            $   1.000     $  1.000     $  1.000   $  1.000     $  1.000
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            0.024        0.028        0.023      0.011        0.005
   Net realized gains (losses) on investments      (0.000)(A)    0.000(A)        --         --        0.000(A)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.024        0.028        0.023      0.011        0.005
------------------------------------------------------------------------------------------------------------------
Less distributions:
   Dividends from net investment income            (0.024)      (0.028)      (0.023)    (0.011)      (0.005)
   Distributions from net realized gains               --           --           --         --       (0.000)(A)
------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.024)      (0.028)      (0.023)    (0.011)      (0.005)
------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                  $   1.000     $  1.000     $  1.000   $  1.000     $  1.000
==================================================================================================================
Total return                                         2.39%        2.88%        2.28%      1.14%        0.50%
==================================================================================================================
Net assets at end of year (000's)               $  21,109     $ 16,590     $ 16,279   $ 19,250     $ 20,263
==================================================================================================================
Ratio of net expenses to average net assets          0.89%        0.89%        0.89%      0.89%        0.89%
Ratio of net investment income to average net
  assets                                             2.35%        2.85%        2.23%      1.13%        0.48%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

TAX-FREE MONEY MARKET FUND - CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
------------------------------------------------------------------------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                ------------------------------------------------------------------
                                                   2008          2007         2006       2005         2004
------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year            $   1.000     $  1.000     $  1.000   $  1.000     $  1.000
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            0.021        0.026        0.020      0.009        0.002
   Net realized gains (losses) on investments      (0.000)(A)    0.000(A)        --         --        0.000(A)
------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.021        0.026        0.020      0.009        0.002
------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income             (0.021)      (0.026)      (0.020)    (0.009)      (0.002)
  Distributions from net realized gains                --           --           --         --       (0.000)(A)
------------------------------------------------------------------------------------------------------------------
Total distributions                                (0.021)      (0.026)      (0.020)    (0.009)      (0.002)
------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                  $   1.000     $  1.000     $  1.000   $  1.000     $  1.000
==================================================================================================================
Total return                                         2.12%        2.61%        2.01%      0.87%        0.25%
==================================================================================================================
Net assets at end of year (000's)               $  31,021     $ 82,925     $ 32,658   $ 13,075     $ 16,381
==================================================================================================================
Ratio of net expenses to average net assets          1.15%        1.15%        1.15%      1.15%        1.15%
Ratio of net investment income to average net
  assets                                             2.23%        2.58%        2.10%      0.86%        0.22%

(A)   Amount rounds to less than $0.001.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 2008
--------------------------------------------------------------------------------

1. ORGANIZATION

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund (formerly the Ohio Insured Tax-Free Fund), the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (individually, a Fund, and collectively, the Funds) are each a separate series of Touchstone Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Funds are registered to offer different classes of shares: Retail class shares, Institutional class shares, Class A shares, Class C shares, and Class S shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

The Florida Tax-Free Money Market Fund offers one class of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares).

The Ohio Tax-Free Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4.75% and a distribution fee of up to 0.25% of average daily net assets that are attributable to Class A shares), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets that are attributable to Class C shares). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares;
(ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Market Fund offers two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Retail shares) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and systematic withdrawal plans.

The Tax-Free Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets that are attributable to Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

SECURITY VALUATION - Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SHARE VALUATION - The net asset value per share of the Florida Tax-Free Money Market Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is calculated daily by dividing the total value of each Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding attributable to that class.

The offering price per share of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The offering price of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund is equal to the net asset value per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% (if redeemed within a one-year period from the date of purchase) of the original purchase price.

INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are distributed daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES - The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

ALLOCATIONS - Investment income earned by a Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of all classes. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated daily to each Fund based on the proportional share of each Fund's net assets in relation to total net assets of all Funds in the Trust or another reasonable measure.

ESTIMATES - The preparation of financial statements in conformity with U.S.
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions, which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended June 30, 2008 and 2007 was as follows:

                                       FLORIDA
                                    TAX-FREE MONEY           OHIO TAX-FREE
                                      MARKET FUND              BOND FUND
--------------------------------------------------------------------------------
                                  2008         2007        2008          2007
--------------------------------------------------------------------------------

From tax exempt income         $  610,218   $  725,407   $2,295,281   $2,578,309
From ordinary income                   --           --       22,120           --
From long-term capital gains           --           --      596,039      662,907
--------------------------------------------------------------------------------
                               $  610,218   $  725,407   $2,913,440   $3,241,216
--------------------------------------------------------------------------------

                                    OHIO TAX-FREE              TAX-FREE
                                     MONEY MARKET            MONEY MARKET
                                        FUND                    FUND
--------------------------------------------------------------------------------
                                  2008         2007          2008        2007
--------------------------------------------------------------------------------
From tax exempt income         $8,550,912   $8,286,395   $1,468,812   $1,425,307
From ordinary income                3,188           --           --           --
From long-term capital gains       11,427        1,521           --           --
--------------------------------------------------------------------------------
                               $8,565,527   $8,287,916   $1,468,812   $1,425,307
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of June 30, 2008:

                                            FLORIDA
                                         TAX-FREE MONEY      OHIO TAX-FREE
                                           MARKET FUND         BOND FUND
----------------------------------------------------------------------------
Tax cost of portfolio investments        $ 19,773,308       $ 56,963,438
============================================================================
Gross unrealized appreciation                      --          1,517,571
Gross unrealized depreciation                      --           (568,528)
----------------------------------------------------------------------------
Net unrealized appreciation                        --            949,043
Capital loss carryforward                      (5,573)          (192,709)
Post-October loss                                (251)           (79,433)
Undistributed tax exempt income                18,792             29,350
Other temporary differences                   (18,792)           (29,350)
----------------------------------------------------------------------------
     Accumulated earnings (deficit)      $     (5,824)      $    676,901
============================================================================

                                           OHIO TAX-FREE       TAX-FREE
                                            MONEY MARKET      MONEY MARKET
                                                FUND             FUND
----------------------------------------------------------------------------
Tax cost of portfolio investments         $388,485,431      $ 52,543,150
============================================================================
Post-October loss                                   --              (672)
Undistributed tax exempt income                348,981               631
Undistributed ordinary income                   23,216                --
Undistributed long-term gains                   93,427                --
Other temporary differences                   (348,981)             (392)
----------------------------------------------------------------------------
     Accumulated earnings (deficit)       $    116,643      $       (433)
============================================================================

The capital loss carryforward as of June 30, 2008 in the table above expires as follows:

FUND                                          AMOUNT       EXPIRATION DATE
----------------------------------------------------------------------------
Florida Tax-Free Money Market Fund       $       5,375     June 30, 2013
                                         $         198     June 30, 2014
----------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                  $     192,709     June 30, 2016
----------------------------------------------------------------------------

The capital loss carryforwards and Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended June 30, 2008, the Florida Tax-Free Money Market Fund utilized $5 of capital loss carryforwards.

RECLASSIFICATION OF CAPITAL ACCOUNTS - Reclassifications result primarily from the difference in the tax treatment of paydown securities. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. For the year ended June 30, 2008, the Tax-Free Money Market Fund increased undistributed net investment income by $239 and increased accumulated net realized losses on the Statement of Assets and Liabilities.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax benefit in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2005 through 2008) for purposes of implementing FIN 48 and have concluded that no provision for income tax is required in their financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments and government securities) were as follows for the year ended June 30, 2008:

                                                              OHIO TAX- FREE
                                                                 BOND FUND
--------------------------------------------------------------------------------
Purchases of investment securities                            $ 9,584,328
Proceeds from sales and maturities of investment securities   $15,241,379
--------------------------------------------------------------------------------

4.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan" and the Sub-Administrator and Transfer Agent to the Funds). The Advisor and Underwriter are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company (Western-Southern).

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as follows:

--------------------------------------------------------------------------------
0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $300 million
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

EXPENSE LIMITATION AGREEMENT

The Trust and the Advisor have entered into an Expense Limitation Agreement to contractually limit operating expenses of the Florida Tax-Free Money Market Fund, Ohio Tax-Free Bond Fund, Ohio Tax-Free Money Market Fund, and Tax-Free Money Market Fund. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Funds as follows through June 30, 2009:

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued
--------------------------------------------------------------------------------

                                     CLASS R   CLASS I   CLASS A   CLASS C   CLASS S
------------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund     --        --      0.75%       --        --
Ohio Tax-Free Bond Fund                --        --      0.75%     1.50%       --
Ohio Tax-Free Money Market Fund      0.75%     0.50%       --        --        --
Tax-Free Money Market Fund             --        --      0.89%       --      1.15%

For the year ended June 30, 2008, the Advisor waived administration fees and/or reimbursed expenses as follows:

                                                                 OTHER OPERATING
                                        ADMINISTRATION             EXPENSES
                                         FEES WAIVED              REIMBURSED
--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund        $ 51,626                 $ 51,809
Ohio Tax-Free Bond Fund                   $119,209                 $121,659
Ohio Tax-Free Money Market Fund           $684,219                 $  7,986
Tax-Free Money Market Fund                $130,092                 $110,223

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the year ended June 30, 2008, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

                                                                         AMOUNT
-------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund                                                 $   914
Ohio Tax-Free Money Market Fund                                         $    17
Tax-Free Money Market Fund                                              $63,269

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $5,607 from underwriting and broker commissions on the sale of Class A shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2008. In addition, the Underwriter collected $63 of contingent deferred sales loads on the redemption of Class C shares of the Ohio Tax-Free Bond Fund.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which shares of the Florida Tax-Free Money Market Fund and Class A shares or Retail shares of all other Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to such shares. The current distribution expense fee for Class S shares is limited to 0.60% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund are the same as the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Ohio Tax-Free Bond Fund are the result of the following capital share transactions:

                                                         OHIO TAX-FREE
                                                           BOND FUND
--------------------------------------------------------------------------------
                                                      YEAR        YEAR
                                                     ENDED        ENDED
                                                    JUNE 30,     JUNE 30,
                                                     2008         2007
--------------------------------------------------------------------------------
CLASS A
Shares sold                                        128,208       129,809
Shares reinvested                                  160,419       171,567
Shares redeemed                                   (602,647)     (977,738)
--------------------------------------------------------------------------------
Net decrease in shares outstanding                (314,020)     (676,362)
Shares outstanding, beginning of year            4,937,633     5,613,995
--------------------------------------------------------------------------------
Shares outstanding, end of year                  4,623,613     4,937,633
================================================================================

CLASS C
Shares sold                                         78,817        12,057
Shares reinvested                                   14,496        15,528
Shares redeemed                                    (65,703)     (160,738)
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding       27,610      (133,153)
Shares outstanding, beginning of year              454,032       587,185
--------------------------------------------------------------------------------
Shares outstanding, end of year                    481,642       454,032
================================================================================

6. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

--------------------------------------------------------------------------------
Portfolio of Investments
Florida Tax-Free Money Market Fund - June 30, 2008
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY       MARKET
AMOUNT                                                                                   RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
           FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 39.1%
$100,000   Broward Co FL Sch Brd COP Ser B                                               5.000       07/01/08   $    100,000
 200,000   FL Hurricane Catastrophe Fd Fin Corp Rev Ser A                                5.000       07/01/08        200,000
 100,000   FL St Brd Ed Lottery Rev Ser C                                                4.625       07/01/08        100,000
 125,000   FL St Dept Environmental Protection Preservation Rev Ser A                    5.250       07/01/08        125,000
 130,000   FL St Sr Lien Jacksonville Trans UTGO                                         6.000       07/01/08        130,000
 125,000   FL St Tpk Auth Rev (Dept of Trans) Ser A                                      5.250       07/01/08        125,000
 200,000   Glendale AZ Str & Hwy User Rev                                                3.000       07/01/08        200,000
 100,000   Hillsborough Co FL Sch Brd COP (Master Lease) Ser B Prerefunded @ 101         5.000       07/01/08        101,000
 250,000   Lake Co FL Sch Brd COP Prerefunded @ 101                                      5.000       07/01/08        252,500
 500,000   Sarasota Co FL Sch Brd COP                                                    3.000       07/01/08        500,000
 300,000   Columbiana OH Elec Sys Impt BANS                                              4.250       07/10/08        300,014
 100,000   CA Statewide Cmntys Dev Auth Rev (Sherman Oaks A) Prerefunded @ 102           5.000       08/01/08        102,200
 190,000   Hillsborough Co FL Util Rev Jr Lien                                           5.500       08/01/08        190,505
 100,000   NV St Nat Res Ser B                                                           3.000       08/01/08        100,001
 125,000   Palm Beach Co FL Sch Brd COP Ser E                                            5.000       08/01/08        125,253
 150,000   TX St Pub Fin Auth Bldg Rev (St Preservation) Ser B                           4.900       08/01/08        150,313
 100,000   Plantation FL Rev (Pub Impt)                                                  4.250       08/15/08        100,214
 400,000   Union Twp OH TIF Rev BANS                                                     4.250       09/17/08        400,542
 455,000   Stark Co OH Swr Dist 2007-2 LTGO BANS                                         3.900       09/24/08        455,258
 400,000   Gainesville FL Utils Sys Rev Ser C                                            5.000       10/01/08        402,978
 100,000   JEA FL St Johns Riv Pwr Pk Sys Rev (Issue 2) Ser 19                           4.000       10/01/08        100,297
 100,000   Orlando FL Utils Commn Wtr & Elec Rev                                         5.900       10/01/08        100,908
 100,000   Sarasota Co FL Sales Tax Rev                                                  4.600       10/01/08        100,579
 150,000   South FL Wtr Mgmt Dist COP                                                    3.500       10/01/08        150,357
 685,000   Tampa Bay FL Wtr Util Sys Rev Ser B Prerefunded @ 101                         4.750       10/01/08        695,630
 100,000   Tampa Bay FL Wtr Util Sys Rev Ser B Prerefunded @ 101                         5.125       10/01/08        101,701
 125,000   Volusia Co FL Sch Brd Sales Tax Rev                                           3.625       10/01/08        125,444
 100,000   Volusia Co FL Sch Brd Sales Tax Rev                                           5.000       10/01/08        100,649
 100,000   Winter Haven FL Util Sys Rev Impt Prerefunded @ 101                           5.000       10/01/08        101,588
 380,000   Cincinnati OH EDR BANS                                                        3.600       11/07/08        380,000
 100,000   MI St Hosp Fin Auth Rev (Ascension Hlth Credit) Ser A                         5.200       11/15/08        100,996
 100,000   Collier Co FL Sch Brd COP                                                     4.750       02/15/09        101,547
 300,000   Lebanon OH Rd Impt UTGO BANS                                                  3.000       06/23/09        301,719
 400,000   FL Hurricane Catastrophe Fd Fin Corp Rev Ser A                                5.000       07/01/09        410,212
 370,000   Columbiana OH Elec Sys Impt BANS                                              2.650       07/09/09        370,903
----------------------------------------------------------------------------------------------------------------------------
           TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $  7,403,308
----------------------------------------------------------------------------------------------------------------------------

           FLOATING & VARIABLE RATE DEMAND NOTES -- 65.4%
$400,000   Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)
              (LOC: JPMorgan Chase Bank)                                                 1.700       07/01/08   $    400,000
 800,000   FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102 (SPA: Societe Generale)           1.850       07/01/08        800,000
 250,000   Grand Forks ND Hosp Facs Rev (United Hosp Oblig Grp)
              (LOC: LaSalle National Bank)                                               2.660       07/01/08        250,000
 200,000   Jacksonville FL Hlth Facs Auth Hosp Rev (Baptist Med)
              (LOC: Bank of America NA)                                                  2.500       07/01/08        200,000
 500,000   Manatee Co FL PCR (FL Pwr & Light Co)                                         1.750       07/01/08        500,000
 390,000   Broward Co FL HFA MFH Rev (Jacaranda Village Apts) (LOC: HSBC Bank)           1.560       07/02/08        390,000
 900,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                     1.550       07/02/08        900,000
 100,000   Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                           1.570       07/02/08        100,000
 605,000   Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                                   1.550       07/02/08        605,000
 300,000   Palm Beach Co FL Rev (Norton Gallery) (LOC: Bank of America NA)               1.630       07/02/08        300,000
 400,000   Pinellas Co FL Edl Facs Auth Rev (LOC: Suntrust Bank)                         1.560       07/02/08        400,000
 450,000   Volusia Co FL HFA Rev (Fisherman's Landing) (LOC: FNMA)                       1.550       07/02/08        450,000
 675,000   Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                            1.550       07/03/08        675,000
 350,000   Gulf Breeze FL Muni Bond Fund Ser A (LOC: Bank of America NA)                 1.600       07/03/08        350,000

--------------------------------------------------------------------------------
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                               COUPON       MATURITY       MARKET
AMOUNT                                                                                   RATE         DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
           FLOATING & VARIABLE RATE DEMAND NOTES -- 65.4% (CONTINUED)
$ 70,000   Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth) (LOC: Suntrust Bank)      1.550       07/03/08   $     70,000
 500,000   Hillsborough Co FL IDR (Mosi-Charter Sch A) (LOC: Bank of America)            1.600       07/03/08        500,000
 250,000   Hillsborough Co FL Rev (Carrollwood Day) (LOC: Wells Fargo Bank)              1.550       07/03/08        250,000
 500,000   Orange Co FL IDA Rev (Trinity Prep Sch Inc) (LOC: Wachovia Bank NA)           1.520       07/03/08        500,000
 100,000   Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)
              (LOC: Bank of America NA)                                                  1.550       07/03/08        100,000
 900,000   Palm Beach Co FL Rev (Henry Morrison Flagler) (LOC: Northern Trust Bank)      1.570       07/03/08        900,000
 200,000   Seminole Co FL IDA Rev (FL Living Nursing Ctr) (LOC: Bank of America NA)      1.750       07/03/08        200,000
 900,000   Seminole Co FL IDA Rev (Master Academy) (LOC: Allied Irish Bank)              1.530       07/03/08        900,000
 900,000   Tampa FL Rev (Tampa LLC-Univ Tampa) (LOC: Royal Bank of Canada)               1.560       07/03/08        900,000
 800,000   Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)                    1.560       07/03/08        800,000
 930,000   Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth) (LOC: Fifth Third Bank)   1.610       07/04/08        930,000
----------------------------------------------------------------------------------------------------------------------------
           TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $ 12,370,000
----------------------------------------------------------------------------------------------------------------------------

           TOTAL INVESTMENT SECURITIES -- 104.5%
           (Amortized Cost $19,773,308)                                                                         $ 19,773,308

           LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.5%)                                                          (856,767)
----------------------------------------------------------------------------------------------------------------------------

           NET ASSETS -- 100.0%                                                                                 $ 18,916,541
============================================================================================================================


See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Bond Fund -June 30, 2008
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON      MATURITY       MARKET
AMOUNT                                                                                    RATE        DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------
             FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.3%
$1,035,000   Reading OH Rev (St Mary's Ed Institute)                                     5.550       02/01/10   $  1,060,823
   525,000   Kings OH LSD GO Prerefunded @ 101                                           6.050       12/01/10        569,667
 1,000,000   Summit Co OH GO Prerefunded @ 101                                           6.000       12/01/10      1,083,920
   105,000   Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                     9.000       06/01/11        116,126
 1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth)                                       5.625       10/01/11      1,060,940
 1,000,000   Hamilton Co OH Swr Sys Rev                                                  5.500       12/01/11      1,068,990
 1,000,000   Pickerington OH LSD UTGO Prerefunded @ 100                                  5.250       12/01/11      1,067,080
 1,750,000   Eaton OH CSD GO Prerefunded @ 101                                           5.000       12/01/12      1,886,728
 1,000,000   Monroe OH LSD UTGO Prerefunded @ 100                                        5.000       12/01/12      1,069,480
   500,000   Ross Twp OH LSD UTGO Prerefunded @ 100                                      5.000       12/01/13        538,330
 1,480,000   Lakewood OH CSD GO Prerefunded @ 100                                        5.250       12/01/14      1,620,141
   660,000   West Chester Twp OH GO                                                      5.500       12/01/14        702,187
   400,000   Warren OH Wtr Wrks Rev                                                      5.500       11/01/15        425,456
   845,000   Buckeye Valley OH LSD GO                                                    6.850       12/01/15        945,589
   595,000   Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                             7.400       01/01/16        678,859
 2,750,000   Little Miami OH LSD GO Prerefunded @ 100                                    5.000       12/01/16      2,990,542
 1,000,000   Lorain Co OH Hosp Rev (Catholic Hlth Partners)                              5.500       09/01/19      1,040,930
 1,000,000   Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                   5.625       11/15/19      1,019,500
 1,085,000   West Clermont OH LSD GO                                                     5.000       12/01/19      1,122,291
   850,000   West Chester Twp OH GO                                                      5.000       12/01/20        872,245
 1,210,000   Cincinnati OH Tech College Rev                                              5.250       10/01/21      1,220,225
 1,185,000   Akron OH Impt GO                                                            5.000       12/01/22      1,217,753
   765,000   Fairfield Co OH GO                                                          5.000       12/01/22        784,400
   250,000   OH St Higher Ed Fac (Xavier Univ)                                           5.000       05/01/23        265,020
 1,050,000   Harrison OH Wst Wtr Sys Rev                                                 5.250       11/01/23      1,101,975
 1,000,000   Akron OH Var Purp GO                                                        5.000       12/01/23      1,021,410
   450,000   Columbus OH TIF Rev (Polaris)                                               4.750       12/01/23        447,066
   865,000   Fairfield Co OH GO                                                          5.000       12/01/23        881,677
 1,000,000   OH St Higher Ed Fac Rev (Univ Dayton)                                       5.000       12/01/23      1,013,650
 1,000,000   Toledo OH CSD GO                                                            5.000       12/01/23      1,018,000
 1,000,000   Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                           5.000       05/15/24        957,650
   400,000   Springboro OH Swr Sys Rev                                                   5.000       06/01/24        409,024
 2,000,000   Canal Winchester OH LSD UTGO                                                4.750       12/01/24      2,027,520
   825,000   Parma OH GO                                                                 4.750       12/01/24        827,244
 1,000,000   Columbus OH Arpt Rev                                                        5.000       01/01/25      1,004,120
 1,040,000   Franklin Co OH Hosp Rev (Children's Hosp)                                   5.000       05/01/25      1,029,434
   810,000   Big Walnut OH LSD GO                                                        5.000       12/01/25        834,608
   580,000   New Albany Plain OH LSD GO                                                  5.000       12/01/25        585,933
 1,000,000   Univ of Cincinnati OH General Rcpts                                         4.750       06/01/26      1,005,870
 1,500,000   Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                          5.125       11/15/26      1,425,390
 1,090,000   Fairborn OH CSD GO                                                          5.000       12/01/26      1,126,668
 1,000,000   Kings OH LSD Impt UTGO                                                      5.000       12/01/26      1,024,880
 1,000,000   Lakewood OH CSD Facs Impt UTGO                                              5.000       12/01/26      1,016,490
 1,500,000   OH St Higher Ed Fac Rev (Univ Dayton)                                       5.000       12/01/26      1,442,310
 2,100,000   Oregon OH CSD GO                                                            5.000       12/01/27      2,144,226
 1,830,000   Columbus OH CSD Impt UTGO                                                   5.000       12/01/28      1,879,739
 1,185,000   Delaware OH GO                                                              5.000       12/01/28      1,211,094
   895,000   Licking Heights OH LSD GO                                                   6.400       12/01/28      1,069,051
 1,000,000   Mason OH Swr Sys Rev                                                        5.000       12/01/28        984,870
 1,500,000   Reynoldsburg OH CSD Facs Constr & Impt UTGO                                 5.250       12/01/28      1,562,340
 1,000,000   Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways B)                   5.000       10/01/29      1,013,020
----------------------------------------------------------------------------------------------------------------------------
             TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                $ 54,492,481
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON      MATURITY       MARKET
AMOUNT                                                                                    RATE        DATE          VALUE
----------------------------------------------------------------------------------------------------------------------------

             FLOATING & VARIABLE RATE DEMAND NOTES -- 6.0%
$  400,000   OH St Higher Edl Fac Rev (Case Western)
                (SPA: Landesbank Hessen-Thuringen)                                       2.200       07/01/08   $    400,000
 1,200,000   OH St Wtr Dev Auth (Purewater) (SPA: State Street B&T Co)                   7.650       07/02/08      1,200,000
    95,000   OH St Higher Ed Fac Pooled Fin (1998)
                (LOC: Fifth Third Bank)                                                  1.510       07/03/08         95,000
 1,725,000   Univ of Cincinnati OH General Rcpts Ser B
                (SPA: Bayerische Landesbank)                                             9.000       07/03/08      1,725,000
----------------------------------------------------------------------------------------------------------------------------
             TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                        $  3,420,000
----------------------------------------------------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 102.3%
             (Amortized Cost $56,963,438)                                                                       $ 57,912,481

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.3%)                                                      (1,108,189)
----------------------------------------------------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                                                               $ 56,804,292
============================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Ohio Tax-Free Money Market Fund - June 30, 2008
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON       MATURITY      MARKET
AMOUNT                                                                                    RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------

             FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 26.0%
$4,000,000   Cincinnati OH EDR LTGO BANS (Baldwin 300)                                   3.050       07/10/08   $  4,000,000
   500,000   Columbiana OH Elec Sys Impt BANS                                            4.250       07/10/08        500,024
 1,850,000   OH Univ General Rcpts BANS (Athens)                                         3.625       07/16/08      1,850,579
 1,000,000   AMP OH Elect Rev BANS (Woodville)                                           4.350       07/17/08      1,000,107
 1,005,000   Greenhills OH Var Purp LTGO BANS                                            4.050       07/17/08      1,005,000
   890,000   Columbiana OH Wtr Main Impt BANS                                            4.250       08/07/08        890,132
 3,700,000   Arcanum-Butler OH LSD (Classroom Facs) UTGO BANS                            3.850       08/12/08      3,702,305
   672,000   Greene Co OH Ctfs Indbt Var Purp UTGO Ser C                                 5.300       08/12/08        674,516
   850,000   Olmsted Falls OH Impt BANS (Fire Station)                                   3.950       08/20/08        850,341
 1,080,000   Olmsted Falls OH Var Purp Impt BANS                                         3.950       08/20/08      1,080,433
 3,000,000   Geauga Co OH Safety Ctr Impt BANS                                           4.000       08/27/08      3,001,139
 2,560,000   Jackson Co OH LTGO BANS                                                     4.300       09/04/08      2,561,551
   290,000   Jackson Co OH LTGO BANS (Courthouse Impt)                                   4.050       09/04/08        290,531
   125,000   OH St UTGO Ser D                                                            5.000       09/15/08        125,720
 3,600,000   Union Twp OH TIF Rev BANS                                                   4.250       09/17/08      3,604,876
 4,000,000   Milford OH Exempt Village SD LTGO BANS                                      2.750       09/18/08      4,005,142
   710,000   Warrensville Heights OH Var Purp Impt BANS                                  3.950       09/18/08        710,374
 1,000,000   Stark Co OH Swr Dist 2007-2 LTGO BANS                                       3.900       09/24/08      1,000,568
 3,500,000   Cuyahoga Heights OH Var Purp LTGO BANS                                      4.500       09/25/08      3,506,430
   100,000   OH St Bldg Auth (St Facs Admin Bldg Fd A) Prerefunded @ 101                 5.250       10/01/08        101,680
   100,000   OH St Bldg Auth (St Facs Adult Correction A)                                5.500       10/01/08        100,802
   150,000   OH St Bldg Auth (St Facs Amin Bldg Fd A) Prerefunded @ 101                  4.750       10/01/08        152,331
   140,000   OH St Bldg Auth (St Facs Arts Facs Bldg Fd A)                               5.000       10/01/08        140,693
 1,000,000   Harrison Twp OH BANS (Fire Dept)                                            3.850       10/09/08      1,000,666
 1,000,000   South Lebanon Village OH Tax Increment Rev BANS
                (LOC: National City Bank)                                                3.750       10/27/08      1,000,000
 2,000,000   Canal Winchester OH LTGO BANS (Diley Rd)                                    4.250       10/30/08      2,003,882
   300,000   OH St Pub Facs Commn Higher Ed Cap Facs Ser II-A Prerefunded @ 100          5.000       11/01/08        302,655
   100,000   Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp Assn) Prerefunded @ 101        5.375       11/01/08        101,994
 2,166,109   Barberton OH CSD UTGO BANS (Sch Facs Constr)                                2.600       11/04/08      2,170,513
 4,000,000   Northmor OH LSD UTGO BANS (Sch Facs Constr)                                 2.500       11/06/08      4,006,892
 1,000,000   Cincinnati OH EDR BANS (LOC: National City Bank)                            3.600       11/07/08      1,000,000
 1,605,000   Hancock Co OH LTGO BANS                                                     4.250       11/08/08      1,609,455
 1,055,000   AMP OH Elect Rev BANS (Monroeville Village)                                 3.800       11/13/08      1,055,949
 3,000,000   Deerfield Twp OH UTGO BANS                                                  3.450       11/18/08      3,000,000
 3,600,000   Niles OH LTGO BANS                                                          2.500       11/21/08      3,606,237
 1,500,000   Niles OH Wtr Sys Impt LTGO BANS                                             4.000       11/21/08      1,502,287
 2,200,000   Avon OH LTGO BANS (Miller Rd Extn)                                          2.500       11/26/08      2,204,384
 3,210,000   Mahoning Co OH LTGO BANS Ser A                                              4.200       11/26/08      3,217,589
   200,000   Akron OH Impt LTGO                                                          4.000       12/01/08        201,411
   100,000   Akron OH LTGO                                                               4.250       12/01/08        100,828
   200,000   Columbus OH CSD Facs Constr & Impt UTGO                                     3.000       12/01/08        200,664
   200,000   Cuyahoga Co OH EDR (Univ Sch Proj) Ser B (LOC: Keybank NA)                  5.200       12/01/08        202,142
   150,000   Franklin Co OH LTGO                                                         2.300       12/01/08        150,000
   150,000   Hilliard OH LTGO                                                            3.000       12/01/08        150,438
   300,000   Indian Lake OH LSD Constr & Impt UTGO Prerefunded @ 101                     5.125       12/01/08        306,600
   150,000   Lakewood OH CSD Impt UTGO                                                   3.375       12/01/08        150,542
   325,000   OH St Wtr Dev Auth Ln Fd Rev                                                5.000       12/01/08        328,678
   200,000   OH St Wtr Dev Auth Rev (Fresh Wtr Ser) ETM                                  5.700       12/01/08        200,000
   150,000   Reynoldsburg OH CSD Sch Facs Constr & Impt UTGO                             3.000       12/01/08        150,275
   575,000   Westlake OH Impt LTGO                                                       6.400       12/01/08        585,039
   250,000   Wyoming OH CSD UTGO Ser B Prerefunded @ 101                                 5.150       12/01/08        254,931
   820,000   AMP OH Elect Rev BANS (Edgerton Village)                                    3.550       12/04/08        820,000
   805,000   Oakwood OH Str Impt BANS Ser 2                                              3.750       12/04/08        805,834
 1,980,000   North Baltimore OH LSD Impt UTGO BANS                                       4.100       12/11/08      1,984,723
 1,655,000   Forest Park OH LTGO BANS                                                    3.750       12/23/08      1,659,250
   690,000   AMP OH Elect Rev BANS (Brewster Village)                                    3.500       01/09/09        691,437
   840,000   Defiance OH CSD UTGO BANS (Sch Facs Constr)                                 4.200       01/15/09        845,553

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON        MATURITY    MARKET
AMOUNT                                                                                    RATE          DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------

             FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 26.0% (CONTINUED)
$  952,000   AMP OH Elect Rev BANS (Seville Village)                                     3.500       01/16/09  $    954,826
   780,000   AMP OH Elect Rev BANS (Woodsfield Village)                                  3.250       01/30/09       782,938
   550,000   Lorain Co OH Hosp Rev Facs (Catholic-A-Rmkt)                                4.000       02/01/09       554,568
   550,000   Lorain Co OH Hosp Rev Facs (Catholic-B-Rmkt)                                4.000       02/01/09       554,567
 1,120,000   Mason OH LTGO BANS                                                          3.000       03/12/09     1,125,732
 2,970,000   Willowick OH Var Purp Impt LTGO BANS                                        3.000       03/12/09     2,975,043
 2,361,975   Hamilton Twp OH Var Purp LTGO BANS                                          3.100       03/18/09     2,367,716
   400,000   Deer Park - Silverton OH Jt Fire Dist LTGO BANS (Vehicle Acquisition)       3.500       04/07/09       402,244
 1,250,000   Brookville OH UTGO BANS                                                     2.750       04/23/09     1,254,961
 1,900,000   Fayette Co OH Courthouse LTGO BANS                                          2.400       05/14/09     1,900,000
 1,145,000   Greene Co OH Var Purp UTGO BANS Ser D                                       2.750       05/19/09     1,152,433
 1,265,000   Gates Mills OH Var Purp Impt LTGO BANS                                      3.250       05/21/09     1,277,097
 3,000,000   Ironton OH CSD LTGO BANS                                                    4.750       05/27/09     3,067,737
 2,445,000   Ashtabula Co OH LTGO BANS                                                   2.150       05/28/09     2,445,000
 2,795,000   Cincinnati OH CSD LTGO BANS                                                 2.500       05/28/09     2,804,922
 3,690,000   Middletown OH CSD Sch Impt UTGO BANS                                        2.500       06/03/09     3,703,334
 1,000,000   Tiffin OH Cap Impt LTGO BANS                                                2.500       06/04/09     1,003,624
 2,000,000   Niles OH Swr Sys Impt LTGO BANS                                             2.750       07/01/09     2,006,820
----------------------------------------------------------------------------------------------------------------------------
             TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                               $102,759,684
----------------------------------------------------------------------------------------------------------------------------

             FLOATING & VARIABLE RATE DEMAND NOTES -- 71.4%
$  980,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
                (LOC: Wachovia Bank NA)                                                  1.700       07/01/08  $    980,000
 8,800,000   Cuyahoga Co OH Rev (Cleveland Clinic) (SPA: Bank of Nova Scotia)            1.700       07/01/08     8,800,000
   250,000   Geauga Co OH Rev (South Franklin Circle A) (LOC: Keybank NA)                2.940       07/01/08       250,000
   600,000   Geauga Co OH Rev (South Franklin Circle B) (LOC: Keybank NA)                2.940       07/01/08       600,000
 3,500,000   Montgomery Co OH Rev (Miami Valley Hosp) (LOC: National City Bank)          3.500       07/01/08     3,500,000
 3,000,000   OH St Air Quality Dev Auth Rev (Pollution-FirstEnergy B)
                (LOC: Bank of America NA)                                                1.800       07/01/08     3,000,000
   900,000   OH St Air Quality Rev PCR (OH Edison) (LOC: Wachovia Bank)                  2.200       07/01/08       900,000
 1,450,000   OH St Higher Edl Fac Rev (Case Western Rsrv B-1)
                (LOC: Bank of America NA)                                                2.050       07/01/08     1,450,000
 1,000,000   OH St PCR (Sohio Water)                                                     1.750       07/01/08     1,000,000
 3,000,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126 (SPA: Societe Generale)          1.600       07/02/08     3,000,000
 1,400,000   Cleveland-Cuyahoga Co OH Port Auth Rev (Carnegie/96th Resh Bldg)
                (LOC: Fifth Third Bank)                                                  1.510       07/02/08     1,400,000
 5,960,000   Cleveland-Cuyahoga Co OH Port Auth Rev (Euclid/93rd Garage Office)
                (LOC: Fifth Third Bank)                                                  1.510       07/02/08     5,960,000
 1,395,000   Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn) (LOC: Key Bank NA)          1.640       07/02/08     1,395,000
 1,835,000   Hamilton Co OH EDR (General Prostestant) (LOC: National City Bank)          1.990       07/02/08     1,835,000
   500,000   Hamilton Co OH Hlth Facs (St Aloysius Orphanage) (LOC: Key Bank NA)         1.640       07/02/08       500,000
 1,720,000   Hamilton Co OH Hlthcare Facs Rev (Deaconess Lg Term Care A)
                (LOC: JPMorgan Chase Bank)                                               1.500       07/02/08     1,720,000
 2,400,000   Hamilton Co OH Hosp Facs Rev (Eliz Gamble) Ser A
                (LOC: JPMorgan Chase Bank)                                               1.540       07/02/08     2,400,000
 2,270,000   Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank NA)                      1.640       07/02/08     2,270,000
 4,000,000   Middletown OH Dev Rev (Bishop-Fenwick HS)
                (LOC: JPMorgan Chase Bank)                                               1.500       07/02/08     4,000,000
 2,300,000   Montgomery Co OH EDR (Dayton Art Inst) (LOC: National City Bank)            1.840       07/02/08     2,300,000
 4,700,000   Montgomery Co OH Rev (Catholic Hlth) Ser B (SPA: Bayerische Landesbank)     1.550       07/02/08     4,700,000
 1,500,000   OH St Air Quality Dev Auth PCR (FirstEnergy A) (LOC: Key Bank NA)           1.550       07/02/08     1,500,000
 2,550,000   OH St Air Quality Dev Auth PCR (FirstEnergy B) (LOC: Barclays Bank PLC)     1.500       07/02/08     2,550,000
 2,800,000   OH St Air Quality Dev Auth Rev (Timken) (LOC: Key Bank NA)                  1.500       07/02/08     2,800,000
 1,800,000   OH St Higher Edl Fac Commn Rev (Univ Hosps Hlth Sys)
                (LOC: JPMorgan Chase Bank)                                               1.400       07/02/08     1,800,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                 COUPON      MATURITY     MARKET
AMOUNT                                                                                     RATE        DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------

             FLOATING & VARIABLE RATE DEMAND NOTES -- 71.4% (CONTINUED)
$5,000,000   OH St Higher Edl Fac Commn Rev (Univ Hosps Hlth Sys) Ser C
                (LOC: Wells Fargo Bank NA)                                               1.430       07/02/08  $  5,000,000
 6,500,000   OH St Infra Impt UTGO                                                       1.450       07/02/08     6,500,000
 2,500,000   OH St Univ General Rcpts                                                    1.150       07/02/08     2,500,000
 6,800,000   OH St Wtr Dev Auth PCR (FirstEnergy Nuclear B) (LOC: Wachovia Bank NA)      1.470       07/02/08     6,800,000
 6,200,000   OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy) (LOC: Barclays Bank PLC)      1.500       07/02/08     6,200,000
 8,645,000   OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)                  7.650       07/02/08     8,645,000
 1,300,000   Port Gtr Cincinnati OH Dev Auth Rev (Natl Underground RR A)
                (LOC: JPMorgan Chase Bank)                                               1.500       07/02/08     1,300,000
 5,000,000   ABN AMRO MuniTOPS Ctfs Tr 2006-4 (SPA: Bank of America)                     1.600       07/03/08     5,000,000
 4,040,000   Akron Bath Copley OH Hosp (Summa Hlth Sys B) (LOC: Bank One NA)             1.560       07/03/08     4,040,000
 4,000,000   Akron Bath Copley OH Jt Twp Hosp Dist Rev (Hlthcare Fac-Summner)
                (LOC: KBC Bank NV)                                                       1.630       07/03/08     4,000,000
 3,700,000   Athens Co OH Port Auth (Hsg for OH Univ) (LOC: Wachovia Bank)               1.650       07/03/08     3,700,000
 6,075,000   Butler Co OH Hlthcare Facs Rev (Lifesphere) (LOC: US Bank NA)               1.480       07/03/08     6,075,000
   850,000   Butler Co OH Hosp Facs (Berkeley Sq Ret) (LOC: Fifth Third Bank)            1.590       07/03/08       850,000
 1,390,000   Cambridge OH Hosp Facs Rev (SE OH Regl Med) (LOC: National City Bank)       1.990       07/03/08     1,390,000
 1,000,000   Carroll Co OH Hlthcare Facs (St Johns Village) (LOC: National City Bank)    1.990       07/03/08     1,000,000
 3,000,000   Centerville OH Hlthcare Rev (Bethany Lutheran Vlg B)
                (LOC: National City Bank)                                                1.480       07/03/08     3,000,000
 9,420,000   Cleveland OH Wtrworks Rev Ser B (SPA: Dexia Credit Local)                   1.500       07/03/08     9,420,000
 1,500,000   Columbus OH GO (SPA: JPMorgan Chase Bank)                                   1.400       07/03/08     1,500,000
 2,605,000   Columbus OH GO Ser 1 (SPA: JPMorgan Chase Bank)                             1.400       07/03/08     2,605,000
 2,700,000   Columbus OH Regl Arpt Auth Cap Fdg Rev (Oasbo Expaned Asset Sr Ser)
                (LOC: US Bank NA)                                                        1.570       07/03/08     2,700,000
 2,435,000   Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                            1.570       07/03/08     2,435,000
    80,000   Coshocton Co OH Hosp (Echoing Hills Village) (LOC: JPMorgan Chase Bank)     2.250       07/03/08        80,000
 1,330,000   Cuyahoga Co OH Civic Facs (West Side Ecumenical) (LOC: Key Bank NA)         1.640       07/03/08     1,330,000
 1,315,000   Cuyahoga Co OH EDR (Cleveland Botanical) (LOC: Allied Irish Bank PLC)       1.560       07/03/08     1,315,000
 5,135,000   Cuyahoga Co OH Hlthcare Facs Rev (A M McGregor Home)
                (LOC: Keybank NA)                                                        1.540       07/03/08     5,135,000
   415,000   Cuyahoga Co OH Hlthcare Facs Rev (Judson Retirement Cmnty)
                (LOC: National City Bank)                                                2.050       07/03/08       415,000
 8,905,000   Delaware Co OH Hlthcare Facs Rev Impt (Sarah Moore)
                (LOC: Fifth Third Bank)                                                  1.610       07/03/08     8,905,000
 1,935,000   Franklin Co OH EDR (Dominican Sisters) (LOC: Fifth Third Bank)              1.640       07/03/08     1,935,000
 1,000,000   Franklin Co OH Hlth Facs (Friendship Village Dublin)
                (LOC: LaSalle Bank)                                                      1.500       07/03/08     1,000,000
 1,050,000   Franklin Co OH Hlth Facs (Heinzerling Fndtn)
                (LOC: JPMorgan Chase Bank)                                               2.250       07/03/08     1,050,000
 5,000,000   Franklin Co OH Hosp Rev Impt (US Hlth Corp) (LOC: US Bank)                  1.520       07/03/08     5,000,000
 2,590,000   Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)                     1.520       07/03/08     2,590,000
 2,500,000   Hamilton Co OH Hlthcare (Life Enriching Cmntys B) (LOC: PNC Bank NA)        1.570       07/03/08     2,500,000
 3,600,000   Hamilton Co OH Hlthcare Facs Rev (Children's Home Cincinnati)
                (LOC: US Bank NA)                                                        1.610       07/03/08     3,600,000
 1,785,000   Hamilton Co OH Hlthcare Facs Rev (Episcopal) (LOC: Key Bank NA)             1.560       07/03/08     1,785,000
 1,150,000   Hamilton Co OH Hosp (Beechwood Home) (LOC: US Bank NA)                      1.590       07/03/08     1,150,000
 2,980,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 1997
                (LOC: PNC Bank NA)                                                       1.550       07/03/08     2,980,000
   600,000   Hamilton Co OH Hosp (Children's Hosp Med Ctr) Ser 2000
                (LOC: JPMorgan Chase Bank)                                               1.550       07/03/08       600,000
   505,000   Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                       1.550       07/03/08       505,000
 1,545,000   Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                (LOC: US Bank NA)                                                        1.550       07/03/08     1,545,000
 3,820,000   Henry Co OH Fac Impt Rev (Co Hosp) (LOC: Key Bank NA)                       1.640       07/03/08     3,820,000
 4,600,000   Highland Co OH Jt Twp Hosp Facs Rev (LOC: Key Bank NA)                      1.630       07/03/08     4,600,000
 3,420,000   Kent St Univ OH Rev General Rcpts (LOC: Keybank NA)                         1.600       07/03/08     3,420,000
 5,000,000   Lancaster OH Port Auth Gas Rev (SPA: Royal Bank of Canada)                  1.570       07/03/08     5,000,000

--------------------------------------------------------------------------------
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON        MATURITY    MARKET
AMOUNT                                                                                    RATE          DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------
             FLOATING & VARIABLE RATE DEMAND NOTES -- 71.4% (CONTINUED)
$2,010,000   Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One NA)                        1.640       07/03/08  $   2,010,000
   400,000   Lucas Co OH Hlth Facs (Lutheran Homes) (LOC: Fifth Third Bank)              1.580       07/03/08        400,000
   700,000   Lucas Co OH Hlthcare Rev (Sunset Retire) (LOC: Fifth Third Bank)            1.500       07/03/08        700,000
   715,000   Lucas Co OH Hosp Rev (Sunshine Inc NW OH Proj) (LOC: National City Bank)    2.040       07/03/08        715,000
    75,000   Mahoning Co OH IDR (OH Heart Inst) (LOC: JPMorgan Chase Bank)               3.000       07/03/08         75,000
   995,000   Mason OH TIF Rev (Central Parke of Mason) (LOC: US Bank)                    1.640       07/03/08        995,000
   910,000   Montgomery Co OH Hlth Facs (Cmnty Blood Ctr) (LOC: Bank One NA)             2.250       07/03/08        910,000
 1,325,000   Montgomery Co OH Hlthcare Facs Rev (South Cmnty Inc)
                (LOC: National CIty Bank)                                                2.040       07/03/08      1,325,000
 1,700,000   OH St Higher Ed Fac Pooled Fin Rev (1997) (LOC: Fifth Third Bank)           1.760       07/03/08      1,700,000
 1,430,000   OH St Higher Ed Fac Pooled Fin Rev (1998) (LOC: Fifth Third Bank)           1.510       07/03/08      1,430,000
 1,275,000   OH St Higher Ed Fac Pooled Fin Rev (1999) (LOC: Fifth Third Bank)           1.510       07/03/08      1,275,000
 1,700,000   OH St Higher Ed Fac Pooled Fin Rev Ser B (LOC: Fifth Third Bank)            1.570       07/03/08      1,700,000
 2,200,000   OH St Higher Ed Fac Rev (Marietta College) (LOC: JPMorgan Chase Bank)       1.580       07/03/08      2,200,000
 1,450,000   OH St Higher Ed Fac Rev (Mt Union College) (LOC: JPMorgan Chase Bank)       1.590       07/03/08      1,450,000
 3,030,000   OH St Higher Edl Fac (Xavier Univ) Ser B (LOC: US Bank NA)                  1.750       07/03/08      3,030,000
   440,000   OH St Higher Edl Fac Rev (Xavier Univ) (LOC: US Bank NA)                    1.750       07/03/08        440,000
   300,000   OH Univ General Rcpts Rev (SPA: Dexia Credit Local)                         1.700       07/03/08        300,000
 1,165,000   Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97
                (LOC: National City Bank)                                                2.040       07/03/08      1,165,000
 4,555,000   Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp) Ser A
                (LOC: JPMorgan Chase Bank)                                               1.560       07/03/08      4,555,000
 3,375,000   Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)         1.760       07/03/08      3,375,000
   670,000   Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo) (LOC: US Bank NA)         1.840       07/03/08        670,000
 3,000,000   Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev
                (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)                      1.580       07/03/08      3,000,000
 4,000,000   Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                (LOC: JPMorgan Chase Bank)                                               1.530       07/03/08      4,000,000
   900,000   Salem OH Hosp Rev Impt (Salem Cmnty) (LOC: JPMorgan Chase Bank)             1.500       07/03/08        900,000
 3,470,000   Sharonville OH IDR (Duke Rlty LP) (LOC: Fifth Third Bank)                   1.700       07/03/08      3,470,000
 2,240,000   Summit Co OH Civic Facs Rev (YMCA) (LOC: Key Bank NA)                       1.640       07/03/08      2,240,000
 4,300,000   Toledo OH City Svcs Spl Assessment Nts Spl Oblig (LOC: State Street B&T Co) 1.540       07/03/08      4,300,000
 6,915,000   Univ of Cincinnati OH General Rcpts Ser B (LOC: Bayerische Landesbank)      1.590       07/03/08      6,915,000
 3,535,000   Univ of Cincinnati OH General Rcpts Ser B (SPA: Bayerische Landesbank)      9.000       07/03/08      3,535,000
   500,000   Warren Co OH Hlthcare Facs Rev (Otterbien) (LOC: Fifth Third Bank)          1.300       07/03/08        500,000
 1,600,000   Warren Co OH IDR (Liquid Container) (LOC: Bank of America)                  1.540       07/03/08      1,600,000
 5,000,000   Wood Co OH Hosp Facs Rev Impt (Hosp Assn) (LOC: JPMorgan Chase Bank)        1.600       07/03/08      5,000,000
 4,720,000   Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                           1.590       07/03/08      4,720,000
 1,040,000   Miami Co OH Hosp Facs (Upper Valley Med Ctr) (LOC: Fifth Third Bank)        1.610       07/04/08      1,040,000
 5,700,000   Hamilton Co OH IDR (ADP)                                                    1.650       07/15/08      5,700,000
   100,000   OH St PCR (Sohio Wtr)                                                       5.250       10/01/08        100,747
----------------------------------------------------------------------------------------------------------------------------
             TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                       $ 282,970,747
----------------------------------------------------------------------------------------------------------------------------

             ADJUSTABLE RATE PUT BONDS -- 0.7%
$  730,000   Clermont Co OH EDR (John Q Hammons/Clermont Hills)
                (LOC: Fifth Third Bank)                                                  2.750       11/01/08  $     730,000
 1,700,000   Richland Co OH IDR (Mansfield Sq Ltd) (LOC: National City Bank)             2.750       11/15/08      1,700,000
   325,000   Gallia Co OH IDR (Jackson Pike Assoc) (LOC: Fifth Third Bank)               2.250       12/15/08        325,000
----------------------------------------------------------------------------------------------------------------------------
             TOTAL ADJUSTABLE RATE PUT BONDS                                                                   $   2,755,000
----------------------------------------------------------------------------------------------------------------------------

             TOTAL INVESTMENT SECURITIES -- 98.1%
             (Amortized Cost $388,485,431)                                                                     $ 388,485,431
             OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.9%                                                         7,503,978
----------------------------------------------------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                                                              $ 395,989,409
============================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Portfolio of Investments
Tax-Free Money Market Fund - June 30, 2008
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON    MATURITY     MARKET
AMOUNT                                                                                    RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------------
             FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 30.5%
$  300,000   Columbus GA Sales Tax UTGO                                                  5.000   07/01/08   $  300,000
   100,000   IL Edl Facs Auth Revs (Univ of Chicago) Ser A                               5.000   07/01/08      100,000
   300,000   IL Edl Facs Auth Revs (Univ of Chicago) Ser B-1                             3.450   07/01/08      300,000
   160,000   New York NY City Hsg Dev Corp Rev Cap Fd Pg (NYC Hsg Auth PG A)             5.000   07/01/08      160,000
   100,000   Pima Co AZ UTGO                                                             4.500   07/01/08      100,000
   100,000   Pima Co AZ UTGO (Cmnty College) Ser C                                       4.000   07/01/08      100,000
   100,000   Puerto Rico Cmnwlth UTGO ETM                                                5.750   07/01/08      100,000
   100,000   Scottsdale AZ Wtr & Swr Rev (Proj of 1989) Ser E Prerefunded @ 101          4.500   07/01/08      101,000
 1,000,000   Cincinnati OH EDR LTGO BANS (Baldwin 300)                                   3.050   07/10/08      999,999
   420,000   Columbiana OH Elec Sys Impt BANS                                            4.250   07/10/08      420,020
   235,000   East Chicago IN Multi Sch Bldg Corp (First Mtg) Prerefunded @ 101           4.900   07/15/08      237,586
   340,000   East Porter Co IN Sch Bld Corp Prerefunded @ 101                            4.600   07/15/08      343,547
   400,000   AMP OH Elect Rev BANS (Woodville)                                           4.350   07/17/08      400,043
   100,000   IL St First Ser UTGO                                                        5.000   08/01/08      100,227
   180,000   Lockhart TX ISD UTGO Prerefunded @100                                       5.000   08/01/08      180,232
   120,000   MA St Cons Ln UTGO Ser B                                                    5.000   08/01/08      120,280
   645,000   Arcanum-Butler OH LSD UTGO Classroom Facs BANS                              3.850   08/12/08      645,402
   425,000   Harris Co TX Sub Lien LTGO Prerefunded @ 100                                5.800   08/15/08      426,592
   150,000   Lake Co OH Hosp Facs Rev (Lake Hosp Sys Inc) Prerefunded @101               5.000   08/15/08      151,746
   586,500   Bratenahl OH BANS UTGO (Greenspace)                                         4.500   08/28/08      587,000
    95,000   KY St Ppty & Bldgs Commn Revs (No 55)                                       6.000   09/01/08       95,472
   100,000   TX Muni Pwr Agy Rev                                                         5.250   09/01/08      100,432
   100,000   RI St Hlth & Edl Bldg Corp Rev (Hosp Financing) Ser A Prerefunded @ 100     5.875   09/15/08      100,730
 1,000,000   Union Twp OH TIF Rev BANS                                                   4.250   09/17/08    1,001,354
   707,750   AMP OH Elect Rev BANS (Hubbard)                                             3.700   09/25/08      707,750
   200,000   Hamilton Co OH Hlthcare Facs Rev Impt (Twin Towers A)                       5.750   10/01/08      201,364
   250,000   IL St First Ser UTGO                                                        5.000   10/01/08      251,680
   250,000   Miami-Dade Co FL Sch Brd COP Ser C                                          3.750   10/01/08      250,872
   255,000   Tampa Bay FL Wtr Util Sys Rev Ser B Prerefunded @ 101                       4.750   10/01/08      258,993
   100,000   TX St Pub Fin Auth UTGO                                                     5.500   10/01/08      100,792
   530,000   AMP OH Elect Rev BANS (St Marys)                                            3.700   10/02/08      530,000
   700,000   Ontario OH Wtr Sys Impt LTGO BANS                                           4.125   10/02/08      700,476
 1,000,000   Kent OH LTGO BANS                                                           4.000   10/16/08    1,001,142
   450,000   South Lebanon Village OH Tax BANS (LOC: National City Bank)                 3.750   10/27/08      450,000
   500,000   Canal Winchester OH LTGO BANS (Diley Road)                                  4.250   10/30/08      500,970
   150,000   Bell Co TX Hlth Facs Dev Corp Rev Retirement Fac
                (Buckner) Prerefunded @ 101                                              5.250   11/15/08      152,968
   100,000   Chicago IL Pk Dist UTGO                                                     5.000   11/15/08      100,957
   100,000   Northeast OH Regl Swr Dist Wst Wtr Rev Impt                                 4.000   11/15/08      100,370
   100,000   Cook Co IL SD No 125 Atwood Heights Ltd Sch LTGO Ser B                      2.750   12/01/08      100,230
   150,000   DE River & Bay Auth Rev                                                     5.000   01/01/09      151,437
   125,000   IL Hlth Facs Auth Rev (Alexian Bros Hlth Sys) Prerefunded @ 101             5.000   01/01/09      127,872
   200,000   Norfolk VA UTGO Cap Impt                                                    5.000   01/01/09      201,965
   250,000   Darien CT UTGO                                                              3.000   01/15/09      250,115
   690,000   Columbiana OH UTGO BANS (Wtr Treatment Sys)                                 3.450   01/22/09      690,940
   275,000   Lake Co IL Fst Presv Dist UTGO                                              5.500   02/01/09      279,926
   105,000   Addison TX LTGO                                                             3.500   02/15/09      105,707
   700,000   Lebanon OH Rd Impt UTGO BANS                                                3.000   06/23/09      704,010
   800,000   Columbiana OH Elec Sys Impt BANS                                            2.650   07/09/09      801,952
----------------------------------------------------------------------------------------------------------------------
             TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                           $15,894,150
----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON        MATURITY    MARKET
AMOUNT                                                                                    RATE          DATE        VALUE
----------------------------------------------------------------------------------------------------------------------------

             FLOATING & VARIABLE RATE DEMAND NOTES -- 67.5%
$1,700,000   Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser B
                (LOC: JPMorgan Chase Bank)                                               1.700       07/01/08   $  1,700,000
   935,000   Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                             2.850       07/01/08        935,000
   500,000   CA Fing Auth Res Recovery PCR (Burney Forest Prods A)
                (LOC: Union Bank of California)                                          3.000       07/01/08        500,000
 2,000,000   Cincinnati & Hamilton Co OH Port Auth EDR (Kenwood Office Assoc)
                (LOC: Fifth Third Bank)                                                  2.500       07/01/08      2,000,000
 1,400,000   Cuyahoga Co OH Hosp Rev Impt (Univ Hosp Cleveland)
                (LOC: JPMorgan Chase Bank)                                               2.840       07/01/08      1,400,000
   200,000   Forsyth MT PCR (Pacificorp) (LOC: BNP Paribas)                              3.000       07/01/08        200,000
   450,000   Geauga Co OH Rev (South Franklin Circle B) (LOC: Keybank NA)                2.940       07/01/08        450,000
   250,000   Grand Forks ND Hlthcare Facs Rev (United Hosp) (LOC: LaSalle Bank)          2.660       07/01/08        250,000
   350,000   Grand Forks ND Hosp Fac Rev (United Hosp) (LOC: LaSalle Bank)               2.660       07/01/08        350,000
 1,300,000   OH St Higher Ed Fac Rev (Case Western) (SPA: Landesbank
                Hessen-Thuringen)                                                        2.200       07/01/08      1,300,000
 1,400,000   WA St Hsg Fin Cmnty Rev (Panorama City) (LOC: Key Bank NA)                  2.700       07/01/08      1,400,000
   100,000   Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)                   1.550       07/02/08        100,000
   705,000   Hillsborough Co FL IDR (Vigo Importing Co) (LOC: Bank of America)           2.050       07/02/08        705,000
 1,100,000   Scio Twp MI EDR (ADP Inc)                                                   2.150       07/02/08      1,100,000
   545,000   Ulster Co NY IDA IDR (Viking Industries Inc) Ser A (LOC: Key Bank NA)       1.760       07/02/08        545,000
 1,000,000   ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX)
                (SPA: Bank of America)                                                   1.590       07/03/08      1,000,000
   240,000   CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)                 1.820       07/03/08        240,000
   100,000   CA Statewide Cmntys IDR (American Modular Sys) (LOC: Bank of the West)      1.700       07/03/08        100,000
   100,000   Catawba Co NC Ind Fac (Lucky 7 Dev Grp) (LOC: Wachovia Bank)                1.670       07/03/08        100,000
 1,000,000   Cl B Rev Ctfs Ser 2006-1 (SPA: AIG)                                         2.250       07/03/08      1,000,000
   490,000   CO HFA EDR (Casarosa & Denver Gasket Inc) (LOC: Key Bank NA)                1.800       07/03/08        490,000
 2,000,000   Cobb Co GA Hsg Auth Rev MFH (Six Flags Assoc) (LOC: FHLMC)                  1.590       07/03/08      2,000,000
 1,150,000   Dayton KY TIF & Spl Assmt Rev Pub Impts (Belmont Lake)
                (LOC: LaSalle Bank NA)                                                   1.650       07/03/08      1,150,000
   175,000   Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)                  1.750       07/03/08        175,000
   500,000   Hailey ID IDC Rev (Rocky Mountain Hardware) (LOC: Wells Fargo Bank)         1.750       07/03/08        500,000
   320,000   Hillsborough Co FL IDR (Mosi Charter Sch A) (LOC: Bank of America NA)       1.600       07/03/08        320,000
 1,500,000   IN St Fin Auth Rev (LOC: Allied Irish Bank PLC)                             1.620       07/03/08      1,500,000
   859,000   Indianapolis IN EDR (Pedcor Invts Wtrfront B) (LOC: FHLB)                   1.930       07/03/08        859,000
   735,000   Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                          1.700       07/03/08        735,000
 1,000,000   Kalamazoo Co MI EDR (WBC Properties) (LOC: Fifth Third Bank)                1.710       07/03/08      1,000,000
   370,000   Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)                1.650       07/03/08        370,000
   100,000   Lemoore CA COP (Muni Golf Course) (LOC: Union Bank of California)           1.650       07/03/08        100,000
   900,000   Lexington-Fayette Urban Co KY Govt IBR (Liberty Ridge) (LOC: US Bank NA)    1.650       07/03/08        900,000
 2,050,000   Lexington-Fayette Urban Co KY Rev IBR (Eastland Pkwy) (LOC: US Bank NA)     1.650       07/03/08      2,050,000
   245,000   MA St Ind Fin Agy Rev (Lower Mills Assoc LP) (LOC: Fleet Bank NA)           1.720       07/03/08        245,000
   240,000   Maricopa Co AZ IDA Hsg Rev (San Angelin Apts) (LOC: FNMA)                   1.830       07/03/08        240,000
   470,000   Oakland CA Liq Fac Rev (Assoc Bay Area Govt) (LOC: Bank of the West)        1.650       07/03/08        470,000
   350,000   Palm Beach Co FL Rev (Henry Morrison Flagler) (LOC: Northern Trust Bank)    1.570       07/03/08        350,000
 1,405,000   Rev Bd Ctfs Ser 04-13 (Centennial East Apts) (SPA: AIG)                     2.250       07/03/08      1,405,000
 1,000,000   Southglenn Met Dist CO Rev (LOC: BNP Paribas)                               1.600       07/03/08      1,000,000
   640,000   St Charles Co MO IDA Rev (National Cart) Ser A (LOC: US Bank NA)            1.730       07/03/08        640,000
 1,000,000   Storm Lake IA High Ed Facs Rev (Buena Vista) (SPA: Wells Fargo Bank)        2.000       07/03/08      1,000,000
   100,000   Tampa FL Rev (Univ Tampa) (LOC: Royal Bank of Canada)                       1.560       07/03/08        100,000
 2,170,000   Univ of Cincinnati OH General Rcpts Ser B (SPA: Bayerische Landesbank)      9.000       07/03/08      2,170,000
----------------------------------------------------------------------------------------------------------------------------
             TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                        $ 35,144,000
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                COUPON        MATURITY    MARKET
AMOUNT                                                                                    RATE          DATE       VALUE
----------------------------------------------------------------------------------------------------------------------------

             ADJUSTABLE RATE PUT BONDS -- 2.9%
$  310,000   Dayton KY IBR (Patriot Signage Inc) (LOC: Fifth Third Bank)                 3.250       09/01/08   $    310,000
   115,000   Summit Co OH IDR (Struktol Co America) (LOC: National City Bank)            3.000       09/01/08        115,000
    80,000   Newport KY IBR (Sumerel Tire) (LOC: US Bank NA)                             2.900       12/01/08         80,000
 1,000,000   Westmoreland Co PA IDA (White Cons Inds) (LOC: Bank of Nova Scotia)         2.090       12/01/08      1,000,000
----------------------------------------------------------------------------------------------------------------------------
             TOTAL ADJUSTABLE RATE PUT BONDS                                                                    $  1,505,000
----------------------------------------------------------------------------------------------------------------------------
             TOTAL INVESTMENT SECURITIES -- 100.9%
             (Amortized Cost  $52,543,150)                                                                      $ 52,543,150

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)                                                        (413,049)
----------------------------------------------------------------------------------------------------------------------------

             NET ASSETS -- 100.0%                                                                               $ 52,130,101
============================================================================================================================

See accompanying notes to portfolios of investments and notes to financial statements.

--------------------------------------------------------------------------------
Notes to Portfolios of Investments
June 30, 2008
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at June 30, 2008.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LOC - Letter of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
SPA - Stand-by Purchase Agreement
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

--------------------------------------------------------------------------------
Portfolios Composition (Unaudited)
June 30, 2008
--------------------------------------------------------------------------------

As of June 30, 2008, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 88.1% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from federal income tax. As of June 30, 2008, 37.9% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 8.8% in the State of Kentucky and 7.1% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of June 30, 2008, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of June 30, 2008, classified by revenue source, was as follows:

                                  FLORIDA TAX-FREE   OHIO TAX-FREE    OHIO TAX-FREE     TAX-FREE
                                   MONEY MARKET          BOND         MONEY MARKET    MONEY MARKET
                                       FUND              FUND            FUND             FUND
---------------------------------------------------------------------------------------------------
General Obligations                    24.0%            43.9%             5.4%             8.9%
---------------------------------------------------------------------------------------------------
Revenue Bonds:
    Industrial Development/
      Pollution Control                 2.5%              --              4.1%             8.7%
    Hospital/Health Care               11.6%            13.2%            26.5%            10.8%
    Utilities/Water & Sewer             4.4%             9.0%             4.8%             5.9%
    Education                          16.6%            12.4%            25.0%            19.5%
    Housing/Mortgage                   27.7%              --              4.0%             9.2%
    Economic Development                1.3%              --              7.2%            12.7%
    Public Facilities                    --               --              3.2%             1.0%
    Transportation                       --              3.5%             4.7%              --
    Special Tax                         1.5%              --              5.2%            16.8%
    Miscellaneous                      10.4%            18.0%             9.9%             6.5%
---------------------------------------------------------------------------------------------------
Total Investments                     100.0%           100.0%           100.0%           100.0%
===================================================================================================

--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Touchstone Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities, including portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, the Ohio Tax-Free Money Market Fund, and the Tax-Free Money Market Fund (the "Funds") as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Touchstone Tax-Free Trust at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst and Young LLP


Cincinnati, Ohio
August 19, 2008

--------------------------------------------------------------------------------
Other Items (Unaudited)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 through June 30, 2008).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2008" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
Other Items (Continued)
--------------------------------------------------------------------------------

                                                                                             EXPENSES
                                                   NET EXPENSE   BEGINNING     ENDING      PAID DURING
                                                     RATIO        ACCOUNT     ACCOUNT     THE SIX MONTHS
                                                  ANNUALIZED      VALUE        VALUE           ENDED
                                                    JUNE 30,     JANUARY 1,   JUNE 30,        JUNE 30,
                                                     2008          2008        2008            2008*
----------------------------------------------------------------------------------------------------------
FLORIDA TAX-FREE MONEY MARKET FUND
  Actual                                              0.75%       $1,000.00    $1,008.30   $    3.74
  Hypothetical                                        0.75%       $1,000.00    $1,021.13   $    3.77

OHIO TAX-FREE BOND FUND
  Class A                         Actual              0.75%       $1,000.00    $  995.70   $    3.72
  Class A                         Hypothetical        0.75%       $1,000.00    $1,021.13   $    3.77

  Class C                         Actual              1.50%       $1,000.00    $  992.00   $    7.43
  Class C                         Hypothetical        1.50%       $1,000.00    $1,017.40   $    7.52

OHIO TAX-FREE MONEY MARKET FUND
  Retail Class                    Actual              0.75%       $1,000.00    $1,009.50   $    3.75
  Retail Class                    Hypothetical        0.75%       $1,000.00    $1,021.13   $    3.77

  Institutional Class             Actual              0.50%       $1,000.00    $1,010.70   $    2.50
  Institutional Class             Hypothetical        0.50%       $1,000.00    $1,022.38   $    2.51

TAX-FREE MONEY MARKET FUND
  Class A                         Actual              0.89%       $1,000.00    $1,009.60   $    4.45
  Class A                         Hypothetical        0.89%       $1,000.00    $1,020.44   $    4.47

  Class S                         Actual              1.15%       $1,000.00    $1,008.30   $    5.74
  Class S                         Hypothetical        1.15%       $1,000.00    $1,019.14   $    5.77

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect the one-half year period).

--------------------------------------------------------------------------------
Management of the Trust (Unaudited)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

INTERESTED TRUSTEES(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER
                                                                                            OF FUNDS
                                                                                            OVERSEEN
                                   TERM OF                                                  IN THE
NAME                POSITION(S)    OFFICE(2) AND                                            TOUCHSTONE     OTHER
ADDRESS             HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)                  FUND           DIRECTORSHIPS
AGE                 TRUST          TIME SERVED     DURING PAST 5 YEARS                      COMPLEX(3)     HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder    Trustee and    Until           Senior Vice President of The Western     41             Director of LaRosa's
Touchstone          President      retirement at   and Southern Life Insurance Company;                    (a restaurant chain).
Advisors, Inc                      age 75 or       President and a director of IFS
303 Broadway                       until           Financial Services, Inc. (a holding
Cincinnati, OH                     she resigns     company); Director of Capital
Year of Birth: 1955                or              Analysts Incorporated (an investment
                                   is removed      advisor and broker-dealer),
                                   Trustee since   Integrated Investment Services, Inc.
                                   1999            until April 2007 (the Trust's former
                                                   administrator, accounting and
                                                   transfer agent), IFS Fund
                                                   Distributors, Inc. (a broker-dealer),
                                                   Touchstone Advisors, Inc. (the
                                                   Trust's investment advisor) and
                                                   Touchstone Securities, Inc. (the
                                                   Trust's distributor); President and a
                                                   director of IFS Agency Services, Inc.
                                                   (an insurance agency), W&S Financial
                                                   Group Distributors, Inc. (an annuity
                                                   distributor) and IFS Systems, Inc.;
                                                   Senior Vice President and a director
                                                   of W&S Brokerage Services, Inc. (a
                                                   broker-dealer); Director, President
                                                   and Chief Executive Officer of
                                                   Integrity Life Insurance Company and
                                                   National Integrity Life Insurance
                                                   Company; President of Touchstone
                                                   Tax-Free Trust, Touchstone Investment
                                                   Trust, Touchstone Variable Series
                                                   Trust, Touchstone Strategic Trust,
                                                   Touchstone Funds Group Trust and
                                                   Touchstone Institutional Funds Trust;
                                                   President of Touchstone Advisors,
                                                   Inc., and Touchstone Securities, Inc.
                                                   until 2004.
------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett     Trustee        Until           Chairman of the Board, President and     41             Director of The
The Western and                    retirement at   Chief Executive Officer of The                          Andersons (an
Southern Life                      age 75 or       Western and Southern Life Insurance                     agribusiness and
Insurance Company                  until he        Company, Western- Southern Life                         retailing company);
400 Broadway                       resigns or is   Assurance Company and Western &                         Convergys Corporation
Cincinnati, OH                     removed         Southern Financial Group, Inc.;                         (a provider of
Year of Birth: 1949                Trustee since   Director and Chairman of Columbus                       business support
                                   2002            Life Insurance Company; Fort                            systems and customer
                                                   Washington Investment Advisors, Inc.,                   care operations) and
                                                   Integrity Life Insurance Company and                    Fifth Third Bancorp.
                                                   National Integrity Life Insurance
                                                   Company; Director of Eagle Realty
                                                   Group, Inc., Eagle Realty
                                                   Investments, Inc. and Integrated
                                                   Investment Services, Inc. (until
                                                   April 2007); Director, Chairman and
                                                   CEO of WestAd, Inc.; President and
                                                   Trustee of Western & Southern
                                                   Financial Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management of the Trust (Continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER
                                                                                               OF FUNDS
                                                                                               OVERSEEN
                              TERM OF                                                          IN THE
NAME            POSITION(S)   OFFICE(2) AND                                                    TOUCHSTONE     OTHER
ADDRESS         HELD WITH     LENGTH OF            PRINCIPAL OCCUPATION(S)                     FUND           DIRECTORSHIPS
AGE             TRUST         TIME SERVED          DURING PAST 5 YEARS                         COMPLEX(3)     HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox  Trustee       Until retirement at  President and Chief Executive Officer of    41             Director of the
303 Broadway                  age 75 or until he   Cox Financial Corp. (a financial                           Federal Reserve Bank
Cincinnati, OH                resigns or is        services company).                                         of Cleveland and Duke
Year of Birth:                removed                                                                         Energy (a utility
1947                          Trustee                                                                         company); Chairman
                              since 1994                                                                      of The Cincinnati Bell
                                                                                                              Telephone Company LLC;
                                                                                                              Director of The Timken
                                                                                                              Company (a
                                                                                                              manufacturer of
                                                                                                              bearings, alloy steels
                                                                                                              and related products
                                                                                                              and services);
                                                                                                              Director of Diebold,
                                                                                                              Incorporated (a
                                                                                                              provider of integrated
                                                                                                              self-service delivery
                                                                                                              and security systems).
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome       Trustee       Until retirement at  Principal of HJL Enterprises (a             41             None
Lerner                        age 75 or until he   privately held investment company).
303 Broadway                  resigns or is
Cincinnati, OH                removed
Year of Birth:                Trustee since
1938                          1999
------------------------------------------------------------------------------------------------------------------------------------
Donald C.       Trustee       Until retirement at  Executive for Duro Bag Manufacturing Co.    41             Trustee of Jewish
Siekmann                      age 75 or until he   (a bag manufacturer); President of Shor                    Hospital, Greater
303 Broadway                  resigns or is        Foundation for Epilepsy Research (a                        Cincinnati Arts &
Cincinnati, OH                removed              charitable foundation); Trustee of                         Greater
Year of Birth:                Trustee since        Riverfront Funds (mutual funds) from                       Education Center and
1938                          2005                 1999 - 2004.                                               Cincinnati Arts
                                                                                                              Association
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management of the Trust (Continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER
                             TERM OF                                                            OF FUNDS
                             OFFICE(2)                                                          OVERSEEN
                             AND                                                                IN THE
NAME        POSITION(S)      LENGTH OF                                                          TOUCHSTONE         OTHER
ADDRESS     HELD WITH        TIME        PRINCIPAL OCCUPATION(S)                                FUND               DIRECTORSHIPS
AGE         TRUST            SERVED      DURING PAST 5 YEARS                                    COMPLEX(3)         HELD(4)
------------------------------------------------------------------------------------------------------------------------------------
Robert E.   Trustee          Until       Retired Partner of KPMG LLP (a certified public        41                 Trustee of
Stautberg                    retirement  accounting firm). Vice President of St. Xavier                            Tri-Health
303                          at age      High School.                                                              Physician
Broadway                     75 or                                                                                 Enterprise
Cincinnati,                  until he                                                                              Corporation.
OH                           resigns
Year of                      or is
Birth:                       removed
1934                         Trustee
                             since
                             1994
------------------------------------------------------------------------------------------------------------------------------------
John P.     Trustee          Until       CEO, Chairman and Director of Avaton, Inc. (a          41                 None
Zanotti                      retirement  wireless entertainment company). President of
303                          at age      Cincinnati Biomedical (a life science and economic
Broadway                     75 or       development company) from July 2003 until 2005.
Cincinnati,                  until he    CEO, Chairman and Director of Astrum Digital
OH                           resigns     Information (an information monitoring company)
Year of                      or is       from 2000 until 2001; President of Great American
Birth:                       removed     Life Insurance Company from 1999 until 2000.
1948                         Trustee
                             since
                             2002
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 4 series of the Trust, 10 series of Touchstone Funds Group Trust, 4 series of Touchstone Institutional Funds Trust, 5 series of Touchstone Investment Trust, 7 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

(4) Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

--------------------------------------------------------------------------------
Management of the Trust (Continued)
--------------------------------------------------------------------------------

PRINCIPAL OFFICERS(1):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER
                                                                                            OF FUNDS
                                                                                            OVERSEEN
                              TERM OF                                                       IN THE
NAME             POSITION(S)  OFFICE AND                                                    TOUCHSTONE     OTHER
ADDRESS          HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)                    FUND           DIRECTORSHIPS
AGE              TRUST        TIME SERVED        DURING PAST 5 YEARS                        COMPLEX(2)     HELD
------------------------------------------------------------------------------------------------------------------------------------
Jill T.          President    Until              See biography above.                       41             See biography
McGruder         and Trustee  resignation,                                                                 above.
Touchstone                    removal or
Advisors, Inc.                disqualification
303 Broadway                  President since
Cincinnati, OH                2004; President
Year of                       from 2000-2002
Birth: 1955
------------------------------------------------------------------------------------------------------------------------------------
Brian E.         Vice         Until              Senior Vice President-Compliance of IFS    41            None
Hirsch           President    resignation,       Financial Services, Inc., Director of
Touchstone       and Chief    removal or         Compliance of W&S Brokerage Services,
Advisors, Inc.   Compliance   disqualification   Inc.; Chief Compliance Officer of
303 Broadway     Officer      Vice President     Puglisi & Co. from 2001 until 2002.
Cincinnati, OH                since 2003
Year of
Birth: 1956
------------------------------------------------------------------------------------------------------------------------------------
William A.       Vice         Until              Senior Vice President of Touchstone        41             None
Dent             President    resignation,       Advisors, Inc.; Marketing Director of
Touchstone                    removal or         Promontory Interfinancial Network from
Advisors, Inc.                disqualification   2002-2003; Senior Vice President of
303 Broadway                  Vice President     McDonald Investments from 1998 - 2001.
Cincinnati, OH                since 2004
Year of
Birth: 1963
------------------------------------------------------------------------------------------------------------------------------------
Terrie A.        Controller   Until              Senior Vice President, Chief Financial     41             None
Wiedenheft       and          resignation,       Officer and Treasurer of Integrated
Touchstone       Treasurer    removal or         Investment Services, Inc. (until April
Advisors, Inc.                disqualification   2007), IFS Fund Distributors, Inc. and
303 Broadway                  Controller since   W&S Brokerage Services, Inc.; Chief
Cincinnati, OH                2000 Treasurer     Financial Officer of IFS Financial
Year of                       Treasurer since    Services, Inc., Touchstone Advisors,
Birth: 1962                   2003               Inc. and Touchstone Securities, Inc.
                                                 and Assistant Treasurer of Fort
                                                 Washington Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Jay S. Fitton    Secretary    Until              Assistant Vice President and Senior        41             None
JPMorgan                      resignation,       Counsel of JPMorgan; Director and
303 Broadway                  removal or         Senior Counsel of Integrated Investment
Cincinnati, OH                disqualification   Services, Inc. and IFS Fund
Year of                       Secretary since    Distributors, Inc. until April 2007.
Birth: 1970                   2006
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

(2) The Touchstone Fund Complex consists of 4 series of the Trust, 10 series of Touchstone Funds Group Trust, 4 series of Touchstone Institutional Funds Trust, 5 series of Touchstone Investment Trust, 7 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

                       This page intentionally left blank

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)
--------------------------------------------------------------------------------

[LOGO]TOUCHSTONE(R)
      INVESTMENTS

303 Broadway, Suite 1100
Cincinnati, OH  45202-4203


                                                             TSF-58-TTFT-AR-0806

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Donald C. Siekmann is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $63,400 for the June 30, 2008 fiscal year and approximately $60,900 for the June 30, 2007 fiscal year, including fees associated with the annual audit and filings of Form N-1A and N-SAR.

(b) Audit-Related Fees. Audit-Related fees totaled approximately $6,000 for the June 30, 2008 fiscal year and approximately $116,000 for the June 30, 2007 fiscal year and consisted of limited internal control testing in fiscal year 2008 and SAS 70 internal control reviews in fiscal year 2007 of the registrant's fund accountant and transfer agent.

(c) Tax Fees. Tax fees totaled approximately $17,200 for the June 30, 2008 fiscal year and $16,600 for the June 30, 2007 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no fees for all other services during the June 30, 2008 or June 30, 2007 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisor) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were approximately $52,200 for the fiscal year ended June 30, 2008 and $215,325 for the fiscal year ended June 30, 2007.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Governance Committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill the vacancy must submit their recommendations in writing to John P. Zanotti, Chairman of the Governance Committee, c/o Touchstone, 303 Broadway, Suite 1100, Cincinnati, OH 45202. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Governance Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration in the event of a future vacancy on the Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's June 30, 2004 N-CSR and is hereby incorporated by reference.
(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  August 25, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date: August 25, 2008


/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date: August 27, 2008